Schedule of Investments (unaudited)	iShares® MSCI ACWI ex U.S. ETF
April 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 5.7%
Ampol Ltd.	48,554	$1,141,563
APA Group	210,719	1,693,152
Aristocrat Leisure Ltd.	105,671	2,451,813
ASX Ltd.	35,386	2,139,425
Aurizon Holdings Ltd.	303,238	856,379
Australia & New Zealand Banking Group Ltd.	491,969	9,361,770
BHP Group Ltd.	884,913	29,569,744
BlueScope Steel Ltd.	89,369	1,270,434
Brambles Ltd.	245,140	1,810,191
Cochlear Ltd.	11,944	1,923,788
Coles Group Ltd.	232,123	3,052,105
Commonwealth Bank of Australia	298,442	21,691,813
Computershare Ltd.	96,012	1,692,698
Crown Resorts Ltd.(a)	77,583	702,448
CSL Ltd.	83,164	15,871,859
Dexus	189,245	1,479,625
Domino's Pizza Enterprises Ltd.	10,531	552,047
Endeavour Group Ltd./Australia	227,201	1,243,711
Evolution Mining Ltd.	284,653	805,455
Fortescue Metals Group Ltd.	294,252	4,447,051
Glencore PLC	1,759,087	10,838,903
Goodman Group	295,618	4,920,233
GPT Group (The)	303,894	1,080,308
IDP Education Ltd.	38,429	712,912
Insurance Australia Group Ltd.	449,123	1,434,180
James Hardie Industries PLC	78,486	2,262,613
Lendlease Corp. Ltd.	121,676	1,042,320
Macquarie Group Ltd.	60,740	8,744,311
Medibank Pvt Ltd.	520,151	1,168,854
Mineral Resources Ltd.	29,746	1,208,676
Mirvac Group	750,412	1,268,264
National Australia Bank Ltd.	570,825	13,031,178
Newcrest Mining Ltd.	145,178	2,726,349
Northern Star Resources Ltd.	192,402	1,322,531
Orica Ltd.	81,412	935,491
Origin Energy Ltd.	299,320	1,431,692
Qantas Airways Ltd.(a)	184,102	713,363
QBE Insurance Group Ltd.	269,266	2,323,035
Ramsay Health Care Ltd.	30,777	1,746,509
REA Group Ltd.	8,220	736,413
Reece Ltd.	54,225	658,812
Rio Tinto Ltd.	62,179	4,918,600
Rio Tinto PLC	197,296	13,940,175
Santos Ltd.	590,590	3,300,258
Scentre Group	925,647	1,928,595
SEEK Ltd.	59,341	1,162,810
Sonic Healthcare Ltd.	79,021	2,040,813
South32 Ltd.	837,060	2,787,691
Stockland	464,878	1,345,556
Suncorp Group Ltd.	217,622	1,747,285
Tabcorp Holdings Ltd.	399,656	1,528,371
Telstra Corp. Ltd.	700,485	1,988,430
Transurban Group	525,033	5,272,177
Treasury Wine Estates Ltd.	137,798	1,090,214
Vicinity Centres	620,333	809,419
Washington H Soul Pattinson & Co. Ltd.	38,824	756,529
Wesfarmers Ltd.	196,640	6,804,348
Westpac Banking Corp.	637,585	10,673,165
Security	Shares	Value

Australia (continued)
WiseTech Global Ltd.	27,324	$847,120
Woodside Petroleum Ltd.	168,273	3,660,961
Woolworths Group Ltd.	219,381	5,934,927
		236,601,462
Austria — 0.1%
Erste Group Bank AG	55,645	1,732,549
OMV AG	28,370	1,450,207
Raiffeisen Bank International AG	33,029	375,979
Verbund AG	11,279	1,205,604
voestalpine AG	21,166	550,800
		5,315,139
Belgium — 0.5%
Ageas SA/NV	30,312	1,450,477
Anheuser-Busch InBev SA/NV	151,995	8,745,720
Elia Group SA/NV	6,244	993,909
Etablissements Franz Colruyt NV	7,999	293,730
Groupe Bruxelles Lambert SA	19,514	1,841,350
KBC Group NV	43,353	2,949,385
Proximus SADP	23,952	418,640
Sofina SA	2,412	739,174
Solvay SA	13,160	1,237,530
UCB SA	21,437	2,436,800
Umicore SA	36,021	1,384,772
		22,491,487
Brazil — 1.1%
Ambev SA	837,251	2,458,942
Americanas SA	106,718	518,054
Atacadao SA	77,155	321,014
B3 SA - Brasil, Bolsa, Balcao	1,113,092	2,994,392
Banco Bradesco SA	156,419	471,729
Banco BTG Pactual SA	182,651	853,045
Banco do Brasil SA	145,089	974,900
Banco Inter SA	65,455	200,842
Banco Santander Brasil SA	57,106	366,734
BB Seguridade Participacoes SA	122,601	630,618
BRF SA(a)	110,812	304,377
CCR SA	243,661	611,623
Cia. de Saneamento Basico do Estado de Sao Paulo	66,022	594,658
Cia. Siderurgica Nacional SA	128,843	549,100
Cosan SA	186,239	791,072
Energisa SA	22,565	217,437
Engie Brasil Energia SA	55,593	471,151
Equatorial Energia SA	154,292	800,179
Hapvida Participacoes e Investimentos SA(b)	777,142	1,378,561
Hypera SA	84,417	638,939
JBS SA	162,881	1,246,988
Klabin SA	132,004	553,760
Localiza Rent a Car SA	114,612	1,227,270
Lojas Renner SA	173,849	835,145
Magazine Luiza SA	543,452	536,422
Natura & Co. Holding SA	165,691	623,023
Petroleo Brasileiro SA	686,927	4,646,252
Raia Drogasil SA	212,772	900,761
Rede D’Or Sao Luiz SA(b)	78,046	579,826
Rumo SA	229,514	759,948
Suzano SA	138,073	1,385,492
Telefonica Brasil SA	88,090	947,725
Tim SA	208,800	569,307
TOTVS SA	93,140	602,289

Schedule of Investments (unaudited) (continued)	iShares® MSCI ACWI ex U.S. ETF
April 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Brazil (continued)
Ultrapar Participacoes SA	132,222	$349,547
Vale SA	705,003	11,877,082
Vibra Energia SA	175,578	750,049
WEG SA	279,608	1,702,323
Yara International ASA	32,235	1,639,092
		47,879,668
Canada — 8.2%
Agnico Eagle Mines Ltd.	79,667	4,637,449
Air Canada(a)	30,532	534,753
Algonquin Power & Utilities Corp.	110,874	1,605,303
Alimentation Couche-Tard Inc.	145,587	6,481,237
AltaGas Ltd.	50,351	1,151,529
Ballard Power Systems Inc.(a)(c)	40,712	338,144
Bank of Montreal	114,242	12,112,951
Bank of Nova Scotia (The)	211,550	13,396,328
Barrick Gold Corp.	302,398	6,744,018
BCE Inc.	12,814	681,272
BlackBerry Ltd.(a)(c)	97,893	560,085
Brookfield Asset Management Inc., Class A	247,869	12,364,026
Brookfield Renewable Corp., Class A	23,986	861,304
CAE Inc.(a)	51,309	1,220,169
Cameco Corp.	74,212	1,916,173
Canadian Apartment Properties REIT	16,836	659,470
Canadian Imperial Bank of Commerce	79,151	8,750,263
Canadian National Railway Co.	122,935	14,457,650
Canadian Natural Resources Ltd.	214,552	13,279,126
Canadian Pacific Railway Ltd.	160,404	11,733,284
Canadian Tire Corp. Ltd., Class A, NVS	10,783	1,485,270
Canadian Utilities Ltd., Class A, NVS	27,017	812,203
Canopy Growth Corp.(a)(c)	41,233	237,836
CCL Industries Inc., Class B, NVS	26,801	1,168,508
Cenovus Energy Inc.	241,181	4,458,840
CGI Inc.(a)	38,393	3,061,518
Constellation Software Inc.	3,561	5,604,545
Dollarama Inc.	53,113	2,952,812
Emera Inc.	45,578	2,200,758
Empire Co. Ltd., Class A, NVS	29,064	959,939
Enbridge Inc.	351,873	15,355,155
Fairfax Financial Holdings Ltd.	4,795	2,634,684
First Quantum Minerals Ltd.	106,374	3,049,667
FirstService Corp.	6,557	817,577
Fortis Inc.	83,657	4,070,680
Franco-Nevada Corp.	34,029	5,146,269
George Weston Ltd.	14,205	1,767,207
GFL Environmental Inc.	31,984	963,516
Gildan Activewear Inc.	36,397	1,233,302
Great-West Lifeco Inc.	49,541	1,366,701
Hydro One Ltd.(b)	54,106	1,462,734
iA Financial Corp. Inc.	16,158	844,847
IGM Financial Inc.	12,983	411,426
Imperial Oil Ltd.	42,856	2,157,729
Intact Financial Corp.	30,590	4,279,481
Ivanhoe Mines Ltd., Class A(a)	105,068	842,409
Keyera Corp.	37,400	927,831
Kinross Gold Corp.	226,036	1,141,925
Lightspeed Commerce Inc.(a)	17,225	384,953
Loblaw Companies Ltd.	30,380	2,778,931
Lundin Mining Corp.	126,249	1,152,766
Magna International Inc.	49,622	2,990,492
Manulife Financial Corp.	337,182	6,593,245
Security	Shares	Value

Canada (continued)
Metro Inc.	45,087	$2,478,179
National Bank of Canada	59,976	4,188,726
Northland Power Inc.	35,506	1,071,551
Nutrien Ltd.	101,065	9,931,456
Nuvei Corp.(a)(b)	12,599	704,559
Onex Corp.	13,274	797,587
Open Text Corp.	47,232	1,891,633
Pan American Silver Corp.	39,139	970,363
Parkland Corp.	27,490	780,843
Pembina Pipeline Corp.	97,253	3,679,966
Power Corp. of Canada	97,225	2,860,783
Quebecor Inc., Class B	23,801	560,078
Restaurant Brands International Inc.	47,221	2,697,660
RioCan REIT	30,612	571,897
Ritchie Bros Auctioneers Inc.	20,248	1,115,283
Rogers Communications Inc., Class B, NVS	62,546	3,407,130
Royal Bank of Canada	247,862	25,034,130
Saputo Inc.	46,146	986,393
Shaw Communications Inc., Class B, NVS	80,235	2,389,593
Shopify Inc., Class A(a)	19,874	8,501,428
Sun Life Financial Inc.	104,620	5,204,736
Suncor Energy Inc.	259,671	9,334,532
TC Energy Corp.	169,954	8,989,510
Teck Resources Ltd., Class B	85,030	3,354,470
TELUS Corp.	84,688	2,118,766
TFI International Inc.	14,152	1,138,417
Thomson Reuters Corp.	30,725	3,071,902
TMX Group Ltd.	9,383	955,282
Toromont Industries Ltd.	13,518	1,190,013
Toronto-Dominion Bank (The)	318,550	23,008,800
Tourmaline Oil Corp.	54,324	2,797,708
West Fraser Timber Co. Ltd.	16,242	1,427,536
Wheaton Precious Metals Corp.	81,608	3,657,797
WSP Global Inc.	20,878	2,434,859
		342,103,856
Cayman Islands — 0.0%
New Oriental Education & Technology Group Inc., NVS(c)	27,501	345,138

Chile — 0.1%
Banco de Chile	6,228,488	621,928
Banco de Credito e Inversiones SA	15,938	493,226
Banco Santander Chile	11,684,670	562,200
Cencosud SA	258,793	414,246
Cia. Cervecerias Unidas SA	23,202	155,086
Empresas CMPC SA	203,517	303,333
Empresas COPEC SA	77,711	571,378
Enel Americas SA	3,753,821	393,096
Enel Chile SA	7,596,839	200,353
Falabella SA	147,788	415,067
		4,129,913
China — 8.7%
360 DigiTech Inc., ADR	16,833	242,900
3SBio Inc.(a)(b)	271,000	191,188
51job Inc., ADR(a)(c)	5,735	348,975
AAC Technologies Holdings Inc.(c)	125,000	291,973
Agile Group Holdings Ltd.	146,000	69,918
Agricultural Bank of China Ltd., Class A	1,629,800	748,930
Agricultural Bank of China Ltd., Class H	3,678,000	1,379,477
Aier Eye Hospital Group Co. Ltd., Class A	79,994	428,032

Schedule of Investments (unaudited) (continued)	iShares® MSCI ACWI ex U.S. ETF
April 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Air China Ltd., Class H(a)(c)	280,000	$188,732
Akeso Inc.(a)(b)(c)	53,000	98,875
Alibaba Group Holding Ltd.(a)	2,648,564	32,306,330
Alibaba Health Information Technology Ltd.(a)(c)	784,000	441,725
Alibaba Pictures Group Ltd.(a)(c)	2,830,000	238,788
A-Living Smart City Services Co. Ltd., Class A(b)	83,250	131,666
Aluminum Corp. of China Ltd., Class H(a)	876,000	401,716
Anhui Conch Cement Co. Ltd., Class A	102,198	612,209
Anhui Conch Cement Co. Ltd., Class H	155,000	842,275
Anhui Gujing Distillery Co. Ltd., Class B	42,700	568,125
ANTA Sports Products Ltd.	190,600	2,190,468
Autohome Inc., ADR	13,503	392,532
AviChina Industry & Technology Co. Ltd., Class H	439,000	238,184
Baidu Inc., ADR(a)	48,586	6,032,924
Bank of Beijing Co. Ltd., Class A	1,053,998	722,364
Bank of China Ltd., Class A	1,192,300	578,286
Bank of China Ltd., Class H	13,105,000	5,142,172
Bank of Communications Co. Ltd., Class A	1,042,300	793,831
Bank of Communications Co. Ltd., Class H	1,244,800	866,242
Bank of Ningbo Co. Ltd., Class A	135,677	734,789
Bank of Shanghai Co. Ltd., Class A	503,999	490,579
Baoshan Iron & Steel Co. Ltd., Class A	423,296	408,403
BeiGene Ltd., ADR(a)(c)	8,352	1,336,320
Beijing Capital International Airport Co. Ltd., Class H(a)	386,000	210,875
Beijing Enterprises Holdings Ltd.	90,000	304,258
Beijing Enterprises Water Group Ltd.	810,000	262,025
Beijing-Shanghai High Speed Railway Co. Ltd., Class A	1,449,400	996,770
Bilibili Inc., ADR(a)(c)	29,374	714,963
BOC Aviation Ltd.(b)	32,300	253,373
BOE Technology Group Co. Ltd., Class A	769,900	437,332
Bosideng International Holdings Ltd.(c)	632,000	315,223
BYD Co. Ltd., Class A	27,700	999,355
BYD Co. Ltd., Class H	134,000	3,899,631
BYD Electronic International Co. Ltd.	153,000	304,982
CanSino Biologics Inc., Class H(a)(b)	17,400	184,631
CGN Power Co. Ltd., Class H(b)	2,279,000	640,407
Changchun High & New Technology Industry Group Inc., Class A	9,400	220,516
China Bohai Bank Co. Ltd., Class H(b)	544,500	89,513
China Cinda Asset Management Co. Ltd., Class H	1,574,000	265,415
China CITIC Bank Corp. Ltd., Class H	1,623,000	824,889
China Coal Energy Co. Ltd., Class H	390,000	328,328
China Communications Services Corp. Ltd., Class H	534,000	243,205
China Conch Venture Holdings Ltd.	320,500	832,265
China Construction Bank Corp., Class H	16,919,050	12,053,114
China Education Group Holdings Ltd.	169,000	144,028
China Everbright Bank Co. Ltd., Class A	599,000	286,401
China Everbright Bank Co. Ltd., Class H	566,000	205,043
China Everbright Environment Group Ltd.	905,037	531,232
China Evergrande Group(d)	288,000	56,615
China Feihe Ltd.(b)	697,000	662,685
China Galaxy Securities Co. Ltd., Class H	774,500	421,268
China Gas Holdings Ltd.	521,000	635,082
China Hongqiao Group Ltd.	450,000	559,903
China International Capital Corp. Ltd., Class H(b)	291,200	583,673
China Jinmao Holdings Group Ltd.	946,000	310,907
China Lesso Group Holdings Ltd.	228,000	285,121
China Life Insurance Co. Ltd., Class A	78,400	298,065
China Life Insurance Co. Ltd., Class H	1,111,000	1,614,474
Security	Shares	Value

China (continued)
China Literature Ltd.(a)(b)	65,800	$276,499
China Longyuan Power Group Corp. Ltd., Class H	605,000	1,166,932
China Medical System Holdings Ltd.	286,000	409,480
China Meidong Auto Holdings Ltd.	116,000	381,799
China Mengniu Dairy Co. Ltd.	537,000	2,898,199
China Merchants Bank Co. Ltd., Class A	273,900	1,636,744
China Merchants Bank Co. Ltd., Class H	669,593	4,035,801
China Merchants Port Holdings Co. Ltd.	240,000	418,991
China Merchants Securities Co. Ltd., Class A	159,860	305,197
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	271,177	638,852
China Minsheng Banking Corp. Ltd., Class A	934,795	519,265
China Minsheng Banking Corp. Ltd., Class H	877,240	332,643
China Molybdenum Co. Ltd., Class H	882,000	438,617
China National Building Material Co. Ltd., Class H	712,000	947,538
China Northern Rare Earth Group High-Tech Co. Ltd., Class A	65,500	308,389
China Oilfield Services Ltd., Class H	356,000	364,458
China Overseas Land & Investment Ltd.	664,500	2,052,825
China Overseas Property Holdings Ltd.	240,000	284,090
China Pacific Insurance Group Co. Ltd., Class A	151,997	472,447
China Pacific Insurance Group Co. Ltd., Class H	394,800	875,261
China Petroleum & Chemical Corp., Class A	1,025,298	665,595
China Petroleum & Chemical Corp., Class H	3,565,000	1,744,966
China Power International Development Ltd.	1,077,000	520,746
China Railway Group Ltd., Class A	1,115,096	1,185,206
China Railway Group Ltd., Class H	562,000	393,604
China Renewable Energy Investment Ltd.(d)	7,401	—
China Resources Beer Holdings Co. Ltd.	260,000	1,527,198
China Resources Cement Holdings Ltd.	380,000	315,300
China Resources Gas Group Ltd.	168,000	631,241
China Resources Land Ltd.	532,000	2,376,025
China Resources Mixc Lifestyle Services Ltd.(b)	99,000	475,627
China Resources Power Holdings Co. Ltd.	356,000	669,397
China Ruyi Holdings Ltd.(a)	508,000	121,755
China Shenhua Energy Co. Ltd., Class A	136,700	630,152
China Shenhua Energy Co. Ltd., Class H	590,500	1,886,562
China Southern Airlines Co. Ltd., Class H(a)(c)	194,000	108,347
China State Construction Engineering Corp. Ltd., Class A	1,162,598	1,094,360
China State Construction International Holdings Ltd.	356,000	459,467
China Suntien Green Energy Corp. Ltd., Class H	432,000	243,873
China Taiping Insurance Holdings Co. Ltd.	298,600	341,379
China Three Gorges Renewables Group Co. Ltd.	566,500	492,623
China Tourism Group Duty Free Corp. Ltd., Class A	25,898	698,768
China Tower Corp. Ltd., Class H(b)	8,224,000	959,816
China Traditional Chinese Medicine Holdings Co. Ltd.	472,000	229,969
China Vanke Co. Ltd., Class A	207,300	603,779
China Vanke Co. Ltd., Class H	205,500	484,569
China Yangtze Power Co. Ltd., Class A	311,649	1,062,033
Chinasoft International Ltd.	508,000	411,043
Chindata Group Holdings Ltd., ADR(a)(c)	25,027	156,168
Chongqing Zhifei Biological Products Co. Ltd., Class A	26,200	370,873
CIFI Ever Sunshine Services Group Ltd.	146,000	193,363
CIFI Holdings Group Co. Ltd.	637,200	306,504
CITIC Ltd.	1,023,000	1,058,303
CITIC Securities Co. Ltd., Class A	302,700	887,451
CITIC Securities Co. Ltd., Class H	335,825	737,852
Contemporary Amperex Technology Co. Ltd., Class A	27,200	1,648,543
COSCO SHIPPING Holdings Co. Ltd., Class A(a)	212,830	455,619

Schedule of Investments (unaudited) (continued)	iShares® MSCI ACWI ex U.S. ETF
April 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
COSCO SHIPPING Holdings Co. Ltd., Class H(a)	533,749	$830,386
COSCO SHIPPING Ports Ltd.	276,000	196,798
Country Garden Holdings Co. Ltd.	1,355,828	937,794
Country Garden Services Holdings Co. Ltd.	351,000	1,479,388
CRRC Corp. Ltd., Class A	534,600	404,485
CRRC Corp. Ltd., Class H	794,000	294,563
CSC Financial Co. Ltd., Class A	129,300	414,918
CSPC Pharmaceutical Group Ltd.	1,542,960	1,577,438
Dada Nexus Ltd., ADR(a)	14,340	109,414
Dali Foods Group Co. Ltd.(b)	296,500	150,890
Daqo New Energy Corp., ADR(a)	11,877	493,727
Dongfeng Motor Group Co. Ltd., Class H	448,000	326,814
Dongyue Group Ltd.	325,000	382,617
East Money Information Co. Ltd., Class A	250,852	848,017
ENN Energy Holdings Ltd.	142,100	1,903,440
Eve Energy Co. Ltd., Class A	34,700	336,757
Far East Horizon Ltd.	274,000	223,496
Flat Glass Group Co. Ltd., Class H(c)	117,000	418,371
Focus Media Information Technology Co. Ltd., Class A	488,950	425,692
Foshan Haitian Flavouring & Food Co. Ltd., Class A	51,480	627,649
Fosun International Ltd.	459,500	484,263
Fuyao Glass Industry Group Co. Ltd., Class H(b)	146,400	598,146
Ganfeng Lithium Co. Ltd., Class A	23,600	388,031
Ganfeng Lithium Co. Ltd., Class H(b)	36,400	435,679
GDS Holdings Ltd., ADR(a)	15,468	486,005
Geely Automobile Holdings Ltd.	1,016,000	1,570,928
Genscript Biotech Corp.(a)	230,000	649,658
GF Securities Co. Ltd., Class H	285,400	356,708
GoerTek Inc., Class A	70,800	369,317
GOME Retail Holdings Ltd.(a)(c)	1,893,320	91,712
Great Wall Motor Co. Ltd., Class H	595,500	833,954
Greentown China Holdings Ltd.	149,000	261,659
Greentown Service Group Co. Ltd.	260,000	258,838
Guangdong Investment Ltd.	494,000	632,489
Guangzhou Automobile Group Co. Ltd., Class H	508,028	430,755
Guangzhou R&F Properties Co. Ltd., Class H(c)	279,200	103,647
Guotai Junan Securities Co. Ltd., Class A	199,600	434,665
Haidilao International Holding Ltd.(b)(c)	190,000	368,790
Haier Smart Home Co. Ltd., Class A	116,700	450,138
Haier Smart Home Co. Ltd., Class H	338,000	1,194,084
Haitian International Holdings Ltd.	113,000	278,141
Haitong Securities Co. Ltd., Class A	396,592	535,725
Haitong Securities Co. Ltd., Class H	486,000	339,409
Hangzhou Tigermed Consulting Co. Ltd., Class A	30,900	411,701
Hansoh Pharmaceutical Group Co. Ltd.(b)	234,000	385,428
Hello Group Inc., ADR	28,643	152,381
Henan Shuanghui Investment & Development Co. Ltd., Class A	81,200	361,720
Hengan International Group Co. Ltd.	106,000	500,937
Hengli Petrochemical Co. Ltd., Class A	129,700	404,681
Hopson Development Holdings Ltd.	129,070	248,859
Hua Hong Semiconductor Ltd.(a)(b)	117,000	454,342
Huabao International Holdings Ltd.(c)	173,000	94,383
Huaneng Power International Inc., Class H	878,000	441,058
Huatai Securities Co. Ltd., Class A	310,100	616,574
Huatai Securities Co. Ltd., Class H(b)	276,000	379,343
Huaxia Bank Co. Ltd., Class A	760,000	621,102
Huazhu Group Ltd., ADR.	31,535	953,618
Hutchmed China Ltd, ADR(a)	17,405	262,641
Hygeia Healthcare Holdings Co. Ltd.(b)(c)	72,600	350,830
Security	Shares	Value

China (continued)
I-Mab, ADR(a)	8,434	$105,762
Industrial & Commercial Bank of China Ltd., Class A	1,149,710	824,718
Industrial & Commercial Bank of China Ltd., Class H	9,619,285	5,798,566
Industrial Bank Co. Ltd., Class A	333,142	1,018,610
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	116,799	673,028
Innovent Biologics Inc.(a)(b)	216,000	669,911
iQIYI Inc., ADR(a)(c)	50,872	181,104
JD Health International Inc.(a)(b)	63,650	396,798
JD.com Inc., Class A(a)	355,908	11,096,690
Jiangsu Expressway Co. Ltd., Class H	218,000	215,379
Jiangsu Hengli Hydraulic Co. Ltd., Class A	32,800	225,098
Jiangsu Hengrui Medicine Co. Ltd., Class A	107,156	473,277
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A	26,300	624,164
Jiangxi Copper Co. Ltd., Class H	226,000	353,515
Jinxin Fertility Group Ltd.(a)(b)	359,500	225,332
Jiumaojiu International Holdings Ltd.(b)(c)	134,000	294,811
JOYY Inc., ADR	10,962	433,766
Kanzhun Ltd.(a)	16,093	378,668
KE Holdings Inc., ADR(a)	62,367	884,364
Kingboard Holdings Ltd.	126,000	567,267
Kingboard Laminates Holdings Ltd.	218,000	334,402
Kingdee International Software Group Co. Ltd.(a)(c)	447,000	912,145
Kingsoft Cloud Holdings Ltd., ADR(a)	18,556	67,173
Kingsoft Corp. Ltd.	170,800	512,572
Kuaishou Technology(a)(b)	85,400	697,357
Kunlun Energy Co. Ltd.	702,000	582,580
Kweichow Moutai Co. Ltd., Class A	13,800	3,788,045
KWG Group Holdings Ltd.	191,500	68,522
Lee & Man Paper Manufacturing Ltd.	241,000	115,281
Legend Biotech Corp., ADR(a)	9,080	364,562
Lenovo Group Ltd.(c)	1,296,000	1,258,419
Lens Technology Co. Ltd., Class A	122,925	185,990
Li Auto Inc., ADR(a)	98,442	2,208,054
Li Ning Co. Ltd.	415,000	3,234,579
Logan Group Co. Ltd.(c)	182,000	56,625
Longfor Group Holdings Ltd.(b)	308,500	1,527,872
LONGi Green Energy Technology Co. Ltd., Class A	77,640	780,727
Luxshare Precision Industry Co. Ltd., Class A	87,088	400,397
Luzhou Laojiao Co. Ltd., Class A	20,000	629,244
Mango Excellent Media Co. Ltd., Class A	47,700	254,024
Meituan, Class B(a)(b)	717,000	15,362,725
Microport Scientific Corp.	128,300	252,181
Ming Yuan Cloud Group Holdings Ltd.	162,000	210,409
Minth Group Ltd.	152,000	358,143
MMG Ltd.(a)	440,000	185,538
Muyuan Foods Co. Ltd., Class A	72,558	564,481
NARI Technology Co. Ltd., Class A	134,920	643,098
NAURA Technology Group Co. Ltd., Class A	10,200	360,620
NetEase Inc.	360,785	6,910,934
New China Life Insurance Co. Ltd., Class A	56,800	253,316
New China Life Insurance Co. Ltd., Class H	154,700	391,963
New Hope Liuhe Co. Ltd., Class A(a)	139,807	293,346
Nine Dragons Paper Holdings Ltd.	299,000	264,057
NIO Inc., ADR(a)(c)	235,495	3,932,767
Noah Holdings Ltd., ADR(a)(c)	5,848	105,089
Nongfu Spring Co. Ltd., Class H(b)(c)	312,000	1,651,081
People’s Insurance Co. Group of China Ltd. (The), Class H	1,422,000	452,983
PetroChina Co. Ltd., Class A	207,100	166,411
PetroChina Co. Ltd., Class H	3,916,000	1,858,901

Schedule of Investments (unaudited) (continued)	iShares® MSCI ACWI ex U.S. ETF
April 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
PICC Property & Casualty Co. Ltd., Class H	1,230,285	$1,258,359
Pinduoduo Inc., ADR(a)	76,728	3,306,210
Ping An Bank Co. Ltd., Class A	285,300	653,849
Ping An Healthcare and Technology Co. Ltd.(a)(b)(c)	89,700	220,770
Ping An Insurance Group Co. of China Ltd., Class A	149,806	997,770
Ping An Insurance Group Co. of China Ltd., Class H	1,093,500	6,911,700
Poly Developments and Holdings Group Co. Ltd., Class A	250,100	682,756
Postal Savings Bank of China Co. Ltd., Class A	594,700	480,679
Postal Savings Bank of China Co. Ltd., Class H(b)	1,337,000	1,013,687
Powerlong Real Estate Holdings Ltd.(c)	175,000	59,342
RLX Technology Inc., ADR(a)	109,399	222,080
Rongsheng Petrochemical Co. Ltd., Class A	190,650	389,664
SAIC Motor Corp. Ltd., Class A	147,000	350,136
Sany Heavy Equipment International Holdings Co. Ltd.	264,000	248,709
Sany Heavy Industry Co. Ltd., Class A	154,327	380,700
Seazen Group Ltd.	344,000	145,301
SF Holding Co. Ltd., Class A	76,900	589,670
Shaanxi Coal Industry Co. Ltd., Class A	223,800	579,698
Shandong Gold Mining Co. Ltd., Class A	176,700	510,438
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	450,000	479,407
Shanghai Baosight Software Co. Ltd., Class B	92,371	338,923
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	122,500	524,072
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class B	321,712	294,103
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	190,700	308,357
Shanghai Pudong Development Bank Co. Ltd., Class A	544,000	655,453
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	18,480	754,434
Shenwan Hongyuan Group Co. Ltd., Class A	820,706	501,569
Shenzhen Inovance Technology Co. Ltd., Class A	52,000	446,809
Shenzhen International Holdings Ltd.	226,500	242,579
Shenzhen Kangtai Biological Products Co. Ltd., Class A	20,300	196,803
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	17,600	825,005
Shenzhou International Group Holdings Ltd.	145,300	1,971,571
Shimao Group Holdings Ltd.(c)(d)	217,500	115,384
Shimao Services Holdings Ltd.(b)	160,000	84,445
Silergy Corp.	14,000	1,246,454
Sino Biopharmaceutical Ltd.	1,975,000	1,035,950
Sinopharm Group Co. Ltd., Class H	250,800	577,135
Sinotruk Hong Kong Ltd.	149,000	180,219
Smoore International Holdings Ltd.(b)	311,000	650,400
Sun Art Retail Group Ltd.	431,000	133,788
Sunac China Holdings Ltd.(d)	520,000	285,846
Sunac Services Holdings Ltd.(a)(b)	193,000	105,183
Sungrow Power Supply Co. Ltd., Class A	24,000	225,075
Suningcom Co Ltd, Class A(a)	236,994	114,771
Sunny Optical Technology Group Co. Ltd.	130,400	1,900,435
TAL Education Group, ADR(a)	72,534	245,890
Tencent Holdings Ltd.	1,009,500	47,572,572
Tencent Music Entertainment Group, ADR(a)	121,420	516,035
Tianjin Zhonghuan Semiconductor Co. Ltd., Class A	72,600	420,959
Tingyi Cayman Islands Holding Corp.	342,000	624,205
Tongcheng Travel Holdings Ltd.(a)	236,800	417,566
Tongwei Co. Ltd., Class A	69,700	425,807
Topsports International Holdings Ltd.(b)	278,000	212,628
Security	Shares	Value

China (continued)
TravelSky Technology Ltd., Class H	142,000	$214,445
Trip.com Group Ltd., ADR(a)	89,338	2,112,844
Tsingtao Brewery Co. Ltd., Class H	98,000	793,424
Uni-President China Holdings Ltd.	226,000	198,044
Venus MedTech Hangzhou Inc., Class H(a)(b)(c)	59,000	108,313
Vinda International Holdings Ltd.(c)	58,000	140,436
Vipshop Holdings Ltd., ADR(a)	81,731	626,059
Wanhua Chemical Group Co. Ltd., Class A	50,431	586,689
Want Want China Holdings Ltd.	991,000	894,542
Weibo Corp., ADR(a)(c)	10,956	253,522
Weichai Power Co. Ltd., Class H	427,000	596,479
Weimob Inc.(a)(b)(c)	437,000	256,090
Wens Foodstuffs Group Co. Ltd., Class A(a)	194,160	543,475
Wharf Holdings Ltd. (The)	255,000	747,124
Will Semiconductor Co. Ltd. Shanghai, Class A	16,600	371,122
Wingtech Technology Co. Ltd., Class A	35,500	346,317
Wuliangye Yibin Co. Ltd., Class A	46,200	1,119,369
WuXi AppTec Co. Ltd., Class A	44,614	687,549
WuXi AppTec Co. Ltd., Class H(b)	50,336	684,660
Wuxi Biologics Cayman Inc., New(a)(b)	629,500	4,646,220
Xiaomi Corp., Class B(a)(b)	2,547,000	3,877,395
Xinjiang Goldwind Science & Technology Co. Ltd., Class H	194,600	276,594
Xinyi Solar Holdings Ltd.	870,000	1,293,189
XPeng Inc., ADR(a)(c)	69,118	1,700,994
Yadea Group Holdings Ltd.(b)	250,000	376,824
Yankuang Energy Group Co Ltd, Class H	308,000	868,919
Yihai International Holding Ltd.(c)	98,000	275,878
Yonyou Network Technology Co. Ltd., Class A	72,300	206,115
Yuexiu Property Co. Ltd.	253,200	263,458
Yum China Holdings Inc.	74,779	3,125,762
Yunnan Baiyao Group Co. Ltd., Class A	23,499	268,450
Yunnan Energy New Material Co. Ltd., Class A	17,400	525,402
Zai Lab Ltd., ADR(a)	14,825	592,407
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	9,900	452,283
Zhejiang Expressway Co. Ltd., Class H	168,000	138,947
ZhongAn Online P&C Insurance Co. Ltd., Class H(a)(b)(c)	110,700	380,624
Zhongsheng Group Holdings Ltd.	105,000	693,821
Zhuzhou CRRC Times Electric Co. Ltd.	114,300	449,344
Zijin Mining Group Co. Ltd., Class A	379,400	624,257
Zijin Mining Group Co. Ltd., Class H	824,000	1,199,833
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H	315,400	184,416
ZTE Corp., Class A	43,200	155,524
ZTE Corp., Class H	130,800	274,628
ZTO Express Cayman Inc., ADR	77,365	2,128,311
		363,450,480
Colombia — 0.0%
Bancolombia SA	35,968	352,774
Ecopetrol SA	1,037,904	840,708
Grupo de Inversiones Suramericana SA	14,237	144,240
Interconexion Electrica SA ESP	75,843	416,964
		1,754,686
Czech Republic — 0.1%
CEZ AS	37,018	1,586,798
Komercni Banka AS	13,890	456,146

Schedule of Investments (unaudited) (continued)	iShares® MSCI ACWI ex U.S. ETF
April 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Czech Republic (continued)
Moneta Money Bank AS(b)	79,967	$299,949
		2,342,893
Denmark — 1.7%
Ambu A/S, Class B(c)	30,789	405,259
AP Moller - Maersk A/S, Class A	606	1,715,367
AP Moller - Maersk A/S, Class B, NVS	965	2,792,928
Carlsberg A/S, Class B	17,889	2,272,496
Chr Hansen Holding A/S	19,292	1,503,034
Coloplast A/S, Class B	21,448	2,889,660
Danske Bank A/S	112,260	1,721,939
Demant A/S(a)	19,432	853,910
DSV A/S	35,916	5,888,488
Genmab A/S(a)	11,409	4,011,877
GN Store Nord A/S	23,614	886,222
Novo Nordisk A/S, Class B	294,557	33,646,136
Novozymes A/S, Class B	37,546	2,617,314
Orsted AS(b)	33,214	3,674,479
Pandora A/S	18,441	1,619,238
Rockwool A/S, Class B	1,674	468,184
Tryg A/S	59,340	1,410,933
Vestas Wind Systems A/S	178,465	4,551,035
		72,928,499
Egypt — 0.0%
Commercial International Bank Egypt SAE	307,664	742,835
Eastern Co. SAE	149,094	86,770
		829,605
Finland — 0.8%
Elisa Oyj	23,621	1,384,696
Fortum Oyj	80,620	1,340,376
Kesko Oyj, Class B	53,558	1,348,400
Kone Oyj, Class B	59,115	2,842,113
Neste Oyj	74,123	3,180,531
Nokia Oyj(a)	955,693	4,845,430
Nordea Bank Abp	564,510	5,628,208
Orion Oyj, Class B	21,674	850,109
Sampo Oyj, Class A	84,740	4,114,758
Stora Enso Oyj, Class R	92,782	1,825,903
UPM-Kymmene Oyj	93,805	3,244,930
Wartsila OYJ Abp	90,394	725,849
		31,331,303
France — 7.0%
Accor SA(a)	31,729	1,042,412
Aeroports de Paris(a)	5,436	768,921
Air Liquide SA	82,634	14,296,365
Airbus SE	103,354	11,314,353
Alstom SA	48,055	1,056,269
Amundi SA(b)	10,941	657,883
ArcelorMittal SA	115,179	3,358,354
Arkema SA	10,694	1,218,520
AXA SA	334,812	8,857,458
BioMerieux	6,739	641,565
BNP Paribas SA	195,186	10,120,662
Bollore SE	143,472	669,501
Bouygues SA	35,279	1,213,007
Bureau Veritas SA	53,070	1,524,526
Capgemini SE	28,659	5,834,370
Carrefour SA	108,385	2,298,582
Cie. de Saint-Gobain	90,505	5,279,895
Cie. Generale des Etablissements Michelin SCA	30,051	3,722,114
Security	Shares	Value

France (continued)
CNP Assurances	32,779	$720,302
Covivio	10,515	748,853
Credit Agricole SA	214,599	2,317,253
Danone SA	110,637	6,690,358
Dassault Aviation SA	5,193	871,412
Dassault Systemes SE	117,652	5,203,084
Edenred	46,747	2,347,736
Eiffage SA	14,348	1,416,846
Electricite de France SA	101,337	921,259
Engie SA	318,199	3,754,898
EssilorLuxottica SA	50,029	8,517,323
Eurazeo SE	6,301	484,163
Eurofins Scientific SE	24,436	2,271,027
Faurecia SE	20,514	445,933
Gecina SA	9,086	1,023,521
Getlink SE	82,194	1,504,077
Hermes International	5,521	6,807,707
Ipsen SA	7,444	771,673
Kering SA	13,106	6,973,341
Klepierre SA	35,116	840,524
La Francaise des Jeux SAEM(b)	16,866	629,793
Legrand SA	47,318	4,193,045
L’Oreal SA	43,715	15,903,948
LVMH Moet Hennessy Louis Vuitton SE	48,403	31,323,276
Orange SA	346,193	4,121,565
Orpea SA	8,768	313,564
Pernod Ricard SA	36,428	7,518,160
Publicis Groupe SA	39,722	2,384,777
Remy Cointreau SA	4,196	831,789
Renault SA(a)	33,331	814,396
Safran SA	60,373	6,483,968
Sanofi	196,387	20,757,101
Sartorius Stedim Biotech	5,037	1,648,253
Schneider Electric SE	94,754	13,594,273
SEB SA	4,730	568,013
Societe Generale SA	141,858	3,409,421
Sodexo SA	16,074	1,209,176
Teleperformance	10,413	3,737,341
Thales SA	19,259	2,465,631
TotalEnergies SE	437,636	21,489,225
Ubisoft Entertainment SA(a)	16,039	725,170
Unibail-Rodamco-Westfield(a)	22,785	1,608,049
Valeo	42,796	778,079
Veolia Environnement SA	117,489	3,427,926
Vinci SA	93,162	9,039,868
Vivendi SE	126,691	1,455,119
Wendel SE	5,414	539,419
Worldline SA/France(a)(b)	42,089	1,655,957
		291,132,349
Germany — 4.7%
adidas AG	32,968	6,648,299
Allianz SE, Registered	71,502	16,133,288
Aroundtown SA	167,953	844,557
BASF SE	159,301	8,389,264
Bayer AG, Registered	170,324	11,219,419
Bayerische Motoren Werke AG	57,977	4,734,736
Bechtle AG	14,715	679,976
Beiersdorf AG	18,111	1,819,078
Brenntag SE	27,344	2,109,958
Carl Zeiss Meditec AG, Bearer	7,016	881,242

Schedule of Investments (unaudited) (continued)	iShares® MSCI ACWI ex U.S. ETF
April 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Germany (continued)
Commerzbank AG(a)	183,540	$1,198,209
Continental AG(a)	19,596	1,343,132
Covestro AG(b)	31,897	1,373,342
Daimler Truck Holding AG(a)	71,805	1,931,176
Delivery Hero SE(a)(b)	27,767	976,092
Deutsche Bank AG, Registered(a)	358,997	3,589,728
Deutsche Boerse AG	33,668	5,861,415
Deutsche Lufthansa AG, Registered(a)	111,615	830,367
Deutsche Post AG, Registered	171,277	7,317,375
Deutsche Telekom AG, Registered	576,813	10,625,558
E.ON SE	396,963	4,131,177
Evonik Industries AG	37,226	973,697
Fresenius Medical Care AG & Co. KGaA	33,077	2,056,954
Fresenius SE & Co. KGaA	70,265	2,483,724
GEA Group AG	29,709	1,156,466
Hannover Rueck SE	10,704	1,663,728
HeidelbergCement AG	25,803	1,486,444
HelloFresh SE(a)	28,999	1,222,430
Henkel AG & Co. KGaA	19,337	1,227,148
Infineon Technologies AG	227,366	6,453,377
KION Group AG	15,063	837,894
Knorr-Bremse AG	12,877	918,318
LANXESS AG	17,026	658,158
LEG Immobilien SE	12,114	1,242,054
Mercedes-Benz Group AG	150,398	10,497,956
Merck KGaA	22,899	4,248,389
MTU Aero Engines AG	9,533	1,922,478
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	24,271	5,779,912
Nemetschek SE	11,629	922,812
Puma SE	17,429	1,282,401
Rational AG	914	557,581
RWE AG	113,337	4,705,684
SAP SE	181,653	18,409,795
Scout24 SE(b)	15,577	985,219
Siemens AG, Registered	133,815	16,453,220
Siemens Healthineers AG(b)	49,160	2,628,583
Symrise AG	22,599	2,689,151
Telefonica Deutschland Holding AG	180,310	542,288
Uniper SE(c)	16,889	434,126
United Internet AG, Registered(e)	19,622	631,256
Volkswagen AG	5,575	1,209,003
Vonovia SE(c)	132,509	5,279,287
Zalando SE(a)(b)	38,255	1,505,191
		195,702,112
Greece — 0.1%
Alpha Services and Holdings SA(a)	382,734	430,822
Eurobank Ergasias Services and Holdings SA, Class A(a)	430,381	444,818
Hellenic Telecommunications Organization SA	34,927	671,927
JUMBO SA	23,107	374,515
OPAP SA	39,345	583,186
Public Power Corp. SA(a)	35,447	283,800
		2,789,068
Hong Kong — 1.7%
AIA Group Ltd.	2,112,200	20,749,740
BOC Hong Kong Holdings Ltd.	631,500	2,285,942
Budweiser Brewing Co. APAC Ltd.(b)	300,800	748,449
Chow Tai Fook Jewellery Group Ltd.	401,800	673,707
Security	Shares	Value

Hong Kong (continued)
CK Asset Holdings Ltd.	340,560	$2,308,704
CK Infrastructure Holdings Ltd.	115,000	773,192
CLP Holdings Ltd.	284,000	2,771,379
ESR Cayman Ltd.(a)(b)	371,000	1,126,210
Futu Holdings Ltd., ADR(a)(c)	10,673	341,429
Galaxy Entertainment Group Ltd.	354,000	2,019,983
Hang Lung Properties Ltd.	361,000	690,438
Hang Seng Bank Ltd.	138,200	2,446,895
Henderson Land Development Co. Ltd.	204,617	827,474
HK Electric Investments & HK Electric Investments Ltd., Class SS	460,500	454,808
HKT Trust & HKT Ltd., Class SS	658,000	944,193
Hong Kong & China Gas Co. Ltd.	2,075,748	2,289,384
Hong Kong Exchanges & Clearing Ltd.	209,300	8,878,292
Hongkong Land Holdings Ltd.	193,100	900,804
Jardine Matheson Holdings Ltd.	35,700	1,896,741
Link REIT	375,400	3,242,623
Melco Resorts & Entertainment Ltd., ADR(a)(c)	41,309	236,287
MTR Corp. Ltd.	255,500	1,357,498
New World Development Co. Ltd.	255,750	978,190
Power Assets Holdings Ltd.	245,000	1,650,089
Sands China Ltd.(a)	394,400	869,327
Sino Land Co. Ltd.	594,000	785,139
SITC International Holdings Co. Ltd.(c)	241,000	801,197
Sun Hung Kai Properties Ltd.	219,000	2,522,241
Swire Pacific Ltd., Class A	94,500	538,263
Swire Properties Ltd.	208,800	500,401
Techtronic Industries Co. Ltd.	250,000	3,337,024
WH Group Ltd.(b)	1,453,000	1,003,440
Wharf Real Estate Investment Co. Ltd.	269,000	1,267,681
Xinyi Glass Holdings Ltd.	316,000	699,248
		72,916,412
Hungary — 0.1%
MOL Hungarian Oil & Gas PLC	94,513	801,387
OTP Bank Nyrt(a)	39,322	1,172,952
Richter Gedeon Nyrt	16,628	331,763
		2,306,102
India — 3.9%
ACC Ltd.	18,380	555,996
Adani Enterprises Ltd.	49,292	1,492,239
Adani Green Energy Ltd.(a)	72,706	2,720,774
Adani Ports & Special Economic Zone Ltd.	105,867	1,176,108
Adani Total Gas Ltd.	48,231	1,546,414
Adani Transmission Ltd.(a)	47,359	1,712,587
Ambuja Cements Ltd.	137,763	666,574
Apollo Hospitals Enterprise Ltd.	19,495	1,128,891
Asian Paints Ltd.	70,601	2,975,986
Aurobindo Pharma Ltd.	58,980	482,256
Avenue Supermarts Ltd.(a)(b)	28,852	1,477,949
Axis Bank Ltd.(a)	356,838	3,363,748
Bajaj Auto Ltd.	14,833	719,937
Bajaj Finance Ltd.	48,145	4,150,191
Bajaj Finserv Ltd.	7,484	1,442,377
Bandhan Bank Ltd.(b)	125,976	546,276
Bharat Electronics Ltd.	181,514	561,791
Bharat Petroleum Corp. Ltd.	153,235	721,119
Bharti Airtel Ltd.(a)	439,849	4,221,371
Biocon Ltd.(a)	90,693	435,014
Britannia Industries Ltd.	21,920	935,497

Schedule of Investments (unaudited) (continued)	iShares® MSCI ACWI ex U.S. ETF
April 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

India (continued)
Cholamandalam Investment and Finance Co. Ltd.	72,788	$697,097
Cipla Ltd.	86,709	1,106,675
Coal India Ltd.	265,222	628,917
Colgate-Palmolive India Ltd.	24,149	521,134
Dabur India Ltd.	109,094	789,774
Divi's Laboratories Ltd.	25,591	1,498,044
DLF Ltd.	77,749	374,601
Dr. Reddy’s Laboratories Ltd.	21,751	1,171,444
Eicher Motors Ltd.	25,265	861,897
GAIL India Ltd.	344,534	712,264
Godrej Consumer Products Ltd.(a)	75,856	769,249
Godrej Properties Ltd.(a)	18,750	381,357
Grasim Industries Ltd.	58,283	1,280,692
Havells India Ltd.	43,236	737,113
HCL Technologies Ltd.	190,259	2,664,870
HDFC Asset Management Co. Ltd.(b)	11,171	295,792
HDFC Life Insurance Co. Ltd.(b)	164,492	1,247,245
Hero MotoCorp Ltd.	23,492	763,125
Hindalco Industries Ltd.	295,918	1,842,309
Hindustan Unilever Ltd.	144,490	4,197,966
Housing Development Finance Corp. Ltd.	296,206	8,546,118
ICICI Bank Ltd.	879,276	8,452,534
ICICI Lombard General Insurance Co. Ltd.(b)	39,035	648,839
ICICI Prudential Life Insurance Co. Ltd.(b)	82,337	562,275
Indian Railway Catering & Tourism Corp. Ltd.	43,092	414,765
Indraprastha Gas Ltd.	70,955	325,466
Indus Towers Ltd.(a)	136,956	372,331
Info Edge India Ltd.	15,581	938,916
Infosys Ltd.	588,824	11,933,802
InterGlobe Aviation Ltd.(a)(b)	23,809	573,388
ITC Ltd.	502,902	1,694,988
JSW Steel Ltd.	152,995	1,439,982
Jubilant Foodworks Ltd., NVS	81,815	577,759
Kotak Mahindra Bank Ltd.	97,944	2,271,334
Larsen & Toubro Infotech Ltd.(b)	9,654	604,319
Larsen & Toubro Ltd.	121,989	2,681,020
Lupin Ltd.	47,105	456,556
Mahindra & Mahindra Ltd.	156,443	1,874,228
Marico Ltd.	107,828	732,880
Maruti Suzuki India Ltd.	25,936	2,597,645
Mindtree Ltd.	11,175	511,361
Motherson Sumi Systems Ltd.	253,760	453,267
Mphasis Ltd.	13,088	480,603
MRF Ltd.	450	425,637
Nestle India Ltd.	6,029	1,437,467
NTPC Ltd.	828,160	1,680,921
Oil & Natural Gas Corp. Ltd.	485,300	1,005,738
Page Industries Ltd.	1,132	671,252
Petronet LNG Ltd.	170,420	451,725
Pidilite Industries Ltd.	32,200	1,017,838
Piramal Enterprises Ltd.	24,281	680,098
Power Grid Corp. of India Ltd.	515,169	1,526,629
Reliance Industries Ltd.	493,751	17,889,795
SBI Cards & Payment Services Ltd.	26,879	289,932
SBI Life Insurance Co. Ltd.(b)	82,053	1,178,500
Shree Cement Ltd.	2,077	698,836
Shriram Transport Finance Co. Ltd.	39,709	616,817
Siemens Ltd.	12,646	372,652
SRF Ltd.	24,883	809,258
State Bank of India	325,995	2,093,745
Security	Shares	Value

India (continued)
Sun Pharmaceutical Industries Ltd.	161,089	$1,947,241
Tata Consultancy Services Ltd.	156,042	7,191,716
Tata Consumer Products Ltd.	123,712	1,325,573
Tata Motors Ltd.(a)	296,366	1,677,118
Tata Power Co. Ltd. (The)	257,390	806,457
Tata Steel Ltd.	125,553	2,061,474
Tech Mahindra Ltd.	112,146	1,831,582
Titan Co. Ltd.	66,531	2,122,907
Trent Ltd.	27,184	432,231
UltraTech Cement Ltd.	18,513	1,594,401
United Spirits Ltd.(a)	71,087	796,986
UPL Ltd.	98,322	1,049,785
Vedanta Ltd.	167,334	880,228
Wipro Ltd.	223,225	1,466,675
Yes Bank Ltd.(a)	1,624,116	287,566
Zomato Ltd.(a)	246,717	228,792
		163,266,608
Indonesia — 0.6%
Adaro Energy Indonesia Tbk PT	3,047,100	696,186
Aneka Tambang Tbk	1,586,400	283,507
Astra International Tbk PT	3,463,000	1,808,176
Bank Central Asia Tbk PT	9,155,600	5,135,116
Bank Mandiri Persero Tbk PT	3,374,584	2,072,112
Bank Negara Indonesia Persero Tbk PT	1,226,600	774,782
Bank Rakyat Indonesia Persero Tbk PT	12,203,816	4,066,153
Barito Pacific Tbk PT	5,765,900	336,912
Charoen Pokphand Indonesia Tbk PT	1,495,300	531,199
Gudang Garam Tbk PT	95,100	201,228
Indah Kiat Pulp & Paper Tbk PT	583,900	304,318
Indocement Tunggal Prakarsa Tbk PT	337,000	242,868
Indofood CBP Sukses Makmur Tbk PT	324,000	170,447
Indofood Sukses Makmur Tbk PT	591,300	257,304
Kalbe Farma Tbk PT	4,669,700	528,269
Merdeka Copper Gold Tbk PT(a)	2,577,107	939,169
Sarana Menara Nusantara Tbk PT	3,412,000	237,562
Semen Indonesia Persero Tbk PT	650,400	287,002
Telkom Indonesia Persero Tbk PT	8,965,900	2,857,312
Tower Bersama Infrastructure Tbk PT	1,527,900	317,233
Unilever Indonesia Tbk PT	1,408,200	376,924
United Tractors Tbk PT	332,945	695,310
		23,119,089
Ireland — 0.4%
CRH PLC	142,886	5,647,546
Flutter Entertainment PLC, Class DI(a)	29,031	2,917,308
Kerry Group PLC, Class A	27,566	3,053,480
Kingspan Group PLC	29,128	2,711,440
Smurfit Kappa Group PLC	40,292	1,702,569
		16,032,343
Israel — 0.5%
Azrieli Group Ltd.	6,289	540,214
Bank Hapoalim BM	191,035	1,771,125
Bank Leumi Le-Israel BM	253,387	2,659,232
Check Point Software Technologies Ltd.(a)	19,634	2,479,578
CyberArk Software Ltd.(a)(c)	7,637	1,200,078
Elbit Systems Ltd.	5,790	1,256,823
Fiverr International Ltd.(a)(c)	5,080	270,510
Grab Holdings Ltd., Class A(a)(c)	189,960	560,382
ICL Group Ltd.	142,813	1,548,707
Inmode Ltd.(a)	10,815	271,565

Schedule of Investments (unaudited) (continued)	iShares® MSCI ACWI ex U.S. ETF
April 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Israel (continued)
Isracard Ltd.	1	$2
Israel Discount Bank Ltd., Class A	170,167	1,005,081
Kornit Digital Ltd.(a)(c)	8,112	539,448
Mizrahi Tefahot Bank Ltd.	22,648	837,742
Nice Ltd.(a)	11,431	2,376,838
Teva Pharmaceutical Industries Ltd., ADR(a)	193,097	1,681,875
Wix.com Ltd.(a)	9,960	751,582
		19,750,782
Italy — 1.2%
Amplifon SpA	22,426	894,682
Assicurazioni Generali SpA	180,971	3,426,338
Atlantia SpA(a)	86,437	2,062,001
DiaSorin SpA	4,491	588,284
Enel SpA	1,405,518	9,139,933
Eni SpA	443,314	6,196,993
Ferrari NV	22,698	4,779,172
FinecoBank Banca Fineco SpA	95,363	1,325,675
Infrastrutture Wireless Italiane SpA(b)	71,305	760,848
Intesa Sanpaolo SpA	2,895,480	5,900,168
Mediobanca Banca di Credito Finanziario SpA	120,876	1,211,522
Moncler SpA	36,276	1,889,751
Nexi SpA(a)(b)	79,730	781,985
Poste Italiane SpA(b)	82,333	806,792
Prysmian SpA	45,686	1,485,933
Recordati Industria Chimica e Farmaceutica SpA	16,877	813,275
Snam SpA	368,814	2,022,798
Telecom Italia SpA/Milano	1,716,257	501,183
Tenaris SA	91,562	1,399,267
Terna - Rete Elettrica Nazionale	252,261	2,057,461
UniCredit SpA	373,956	3,460,993
		51,505,054
Japan — 13.7%
Advantest Corp.	35,900	2,450,106
Aeon Co. Ltd.	115,400	2,193,206
AGC Inc.	32,500	1,218,406
Aisin Corp.	26,300	764,030
Ajinomoto Co. Inc.	83,300	2,164,262
ANA Holdings Inc.(a)	27,900	525,933
Asahi Group Holdings Ltd.	78,600	2,962,655
Asahi Intecc Co. Ltd.	41,100	794,213
Asahi Kasei Corp.	219,200	1,798,468
Astellas Pharma Inc.	327,500	4,986,422
Azbil Corp.	24,800	752,980
Bandai Namco Holdings Inc.	34,800	2,356,061
Benefit One Inc.	14,200	215,306
Bridgestone Corp.	100,200	3,672,699
Brother Industries Ltd.	42,900	745,584
Canon Inc.	174,800	4,021,999
Capcom Co. Ltd.	31,700	836,471
Central Japan Railway Co.	25,100	3,159,717
Chiba Bank Ltd/The	107,200	617,824
Chubu Electric Power Co. Inc.	110,600	1,116,514
Chugai Pharmaceutical Co. Ltd.	118,800	3,559,859
Concordia Financial Group Ltd.	203,600	740,922
Cosmos Pharmaceutical Corp.	4,800	442,500
CyberAgent Inc.	71,800	758,557
Dai Nippon Printing Co. Ltd.	40,800	852,640
Daifuku Co. Ltd.	17,300	1,063,753
Dai-ichi Life Holdings Inc.	176,900	3,542,248
Security	Shares	Value

Japan (continued)
Daiichi Sankyo Co. Ltd.	307,400	$7,739,992
Daikin Industries Ltd.	43,300	6,617,001
Daito Trust Construction Co. Ltd.	10,900	1,049,799
Daiwa House Industry Co. Ltd.	98,300	2,363,149
Daiwa House REIT Investment Corp.	364	885,977
Daiwa Securities Group Inc.	252,300	1,236,555
Denso Corp.	75,600	4,607,461
Dentsu Group Inc.	37,600	1,355,166
Disco Corp.	5,300	1,297,177
East Japan Railway Co.	53,000	2,763,778
Eisai Co. Ltd.	41,600	1,811,719
ENEOS Holdings Inc.	528,500	1,859,587
FANUC Corp.	33,400	5,117,817
Fast Retailing Co. Ltd.	10,200	4,696,140
Fuji Electric Co. Ltd.	22,900	1,004,181
FUJIFILM Holdings Corp.	63,400	3,485,177
Fujitsu Ltd.	33,800	5,108,842
GLP J-Reit	752	1,014,730
GMO Payment Gateway Inc.	7,800	654,419
Hakuhodo DY Holdings Inc.	43,300	511,008
Hamamatsu Photonics KK	24,700	1,105,156
Hankyu Hanshin Holdings Inc.	34,200	902,593
Hikari Tsushin Inc.	3,700	433,245
Hino Motors Ltd.	51,800	267,391
Hirose Electric Co. Ltd.	6,200	786,618
Hitachi Construction Machinery Co. Ltd.	20,100	455,091
Hitachi Ltd.	168,700	8,000,842
Hitachi Metals Ltd.(a)	38,000	592,978
Honda Motor Co. Ltd.	283,300	7,451,796
Hoshizaki Corp.	9,500	601,752
Hoya Corp.	65,300	6,480,509
Hulic Co. Ltd.	66,700	563,174
Ibiden Co. Ltd.	19,600	732,489
Idemitsu Kosan Co. Ltd.	34,872	919,053
Iida Group Holdings Co. Ltd.	25,700	408,749
Inpex Corp.	178,000	2,117,873
Isuzu Motors Ltd.	100,100	1,167,745
Ito En Ltd.	12,300	505,475
ITOCHU Corp.	207,700	6,268,588
Itochu Techno-Solutions Corp.	16,400	384,019
Japan Airlines Co. Ltd.(a)	26,200	432,548
Japan Exchange Group Inc.	91,300	1,359,494
Japan Metropolitan Fund Invest	1,220	969,691
Japan Post Bank Co. Ltd.	72,200	544,698
Japan Post Holdings Co. Ltd.	422,600	2,963,209
Japan Post Insurance Co. Ltd.	34,400	556,241
Japan Real Estate Investment Corp.	222	1,074,448
Japan Tobacco Inc.	205,400	3,494,220
JFE Holdings Inc.	83,700	1,023,546
JSR Corp.	36,300	985,730
Kajima Corp.	72,600	809,089
Kakaku.com Inc	25,600	536,110
Kansai Electric Power Co Inc/The	121,100	1,061,562
Kansai Paint Co. Ltd.	36,600	504,052
Kao Corp.	83,200	3,334,529
KDDI Corp.	282,900	9,368,146
Keio Corp.	18,700	717,193
Keisei Electric Railway Co. Ltd.	20,400	500,197
Keyence Corp.	33,900	13,627,940
Kikkoman Corp.	26,200	1,472,470

Schedule of Investments (unaudited) (continued)	iShares® MSCI ACWI ex U.S. ETF
April 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Kintetsu Group Holdings Co. Ltd.	26,800	$768,389
Kirin Holdings Co. Ltd.	129,400	1,886,358
Kobayashi Pharmaceutical Co. Ltd.	10,100	688,766
Kobe Bussan Co. Ltd.(c)	25,200	614,358
Koei Tecmo Holdings Co. Ltd.	13,000	398,645
Koito Manufacturing Co. Ltd.	20,200	741,229
Komatsu Ltd.	153,500	3,454,744
Konami Holdings Corp.	16,000	983,894
Kose Corp.	6,000	615,966
Kubota Corp.	178,400	3,030,777
Kurita Water Industries Ltd.	17,600	600,447
Kyocera Corp.	55,400	2,908,884
Kyowa Kirin Co. Ltd.	50,700	1,068,592
Lasertec Corp.	13,500	1,803,618
Lawson Inc.	8,600	316,310
Lion Corp.	43,400	447,169
Lixil Corp.	45,800	805,545
M3 Inc.	77,800	2,484,460
Makita Corp.	38,800	1,146,805
Marubeni Corp.	272,800	2,977,780
Mazda Motor Corp.	96,400	684,513
McDonald’s Holdings Co. Japan Ltd.	14,100	559,387
Medipal Holdings Corp.	34,300	564,866
MEIJI Holdings Co. Ltd.	16,990	846,899
Mercari Inc.(a)(c)	19,300	316,276
MINEBEA MITSUMI Inc	62,700	1,202,972
MISUMI Group Inc.	51,600	1,293,835
Mitsubishi Chemical Holdings Corp.	216,700	1,321,359
Mitsubishi Corp.	219,900	7,383,257
Mitsubishi Electric Corp.	316,200	3,311,970
Mitsubishi Estate Co. Ltd.	201,900	2,940,991
Mitsubishi Gas Chemical Co. Inc.	30,300	442,470
Mitsubishi HC Capital Inc.	112,300	505,291
Mitsubishi Heavy Industries Ltd.	52,700	1,801,819
Mitsubishi UFJ Financial Group Inc.	2,095,000	12,179,017
Mitsui & Co. Ltd.	272,000	6,586,694
Mitsui Chemicals Inc.	30,900	706,000
Mitsui Fudosan Co. Ltd.	162,100	3,435,505
Mitsui OSK Lines Ltd.	60,700	1,421,054
Miura Co. Ltd.	23,400	488,772
Mizuho Financial Group Inc.	414,160	5,029,023
MonotaRO Co. Ltd.	46,800	803,932
MS&AD Insurance Group Holdings Inc.	76,500	2,277,196
Murata Manufacturing Co. Ltd.	101,200	6,032,277
NEC Corp.	41,500	1,610,029
Nexon Co. Ltd.	85,500	1,946,929
NGK Insulators Ltd.	45,800	616,084
Nidec Corp.	78,600	5,081,416
Nihon M&A Center Holdings Inc.	55,200	679,722
Nintendo Co. Ltd.	19,200	8,762,702
Nippon Building Fund Inc.	257	1,334,165
Nippon Express Holdings Inc.	13,800	809,104
Nippon Paint Holdings Co. Ltd.	147,200	1,166,020
Nippon Prologis REIT Inc.	351	971,486
Nippon Sanso Holdings Corp.	27,000	485,878
Nippon Shinyaku Co. Ltd.	10,000	676,338
Nippon Steel Corp.	149,886	2,379,977
Nippon Telegraph & Telephone Corp.	208,900	6,156,145
Nippon Yusen KK	29,500	2,128,248
Nissan Chemical Corp.	21,700	1,146,250
Security	Shares	Value

Japan (continued)
Nissan Motor Co. Ltd.(a)	402,900	$1,613,029
Nisshin Seifun Group Inc.	38,625	514,903
Nissin Foods Holdings Co. Ltd.	12,000	834,751
Nitori Holdings Co. Ltd.	14,100	1,450,598
Nitto Denko Corp.	24,200	1,624,326
Nomura Holdings Inc.	510,000	1,963,731
Nomura Real Estate Holdings Inc.	20,200	492,188
Nomura Real Estate Master Fund Inc.	718	901,477
Nomura Research Institute Ltd.	58,600	1,656,998
NTT Data Corp.	108,600	2,002,357
Obayashi Corp.	95,700	658,142
Obic Co. Ltd.	12,000	1,772,871
Odakyu Electric Railway Co. Ltd.	52,600	796,524
Oji Holdings Corp.	126,700	600,178
Olympus Corp.	192,500	3,388,215
Omron Corp.	32,600	1,921,903
Ono Pharmaceutical Co. Ltd.	66,100	1,698,145
Open House Group Co. Ltd.	14,600	564,942
Oracle Corp. Japan	7,200	462,682
Oriental Land Co. Ltd./Japan	34,600	5,233,946
ORIX Corp.	213,300	3,890,370
Orix JREIT Inc.	458	619,088
Osaka Gas Co. Ltd.	68,300	1,230,999
Otsuka Corp.	18,400	603,007
Otsuka Holdings Co. Ltd.	65,800	2,211,039
Pan Pacific International Holdings Corp.	72,100	1,104,093
Panasonic Holdings Corp.	392,400	3,497,537
Persol Holdings Co. Ltd.	31,600	626,932
Pola Orbis Holdings Inc.	18,400	212,136
Rakuten Group Inc.	151,600	1,065,730
Recruit Holdings Co. Ltd.	236,600	8,584,224
Renesas Electronics Corp.(a)	225,100	2,403,609
Resona Holdings Inc.	365,100	1,587,610
Ricoh Co. Ltd.	111,200	811,972
Rinnai Corp.	7,300	466,612
Rohm Co. Ltd.	15,300	1,068,871
Ryohin Keikaku Co. Ltd.	62,200	558,999
Santen Pharmaceutical Co. Ltd.	83,000	675,178
SBI Holdings Inc/Japan	42,700	955,075
SCSK Corp.	26,900	427,665
Secom Co. Ltd.	36,100	2,539,796
Seiko Epson Corp.	48,800	687,471
Sekisui Chemical Co. Ltd.	68,100	922,151
Sekisui House Ltd.	105,700	1,835,791
Seven & i Holdings Co. Ltd.	130,600	5,774,726
SG Holdings Co. Ltd.	56,500	995,681
Sharp Corp./Japan.	34,000	287,684
Shimadzu Corp.	42,900	1,402,492
Shimano Inc.	13,000	2,303,396
Shimizu Corp.	98,000	513,876
Shin-Etsu Chemical Co. Ltd.	61,800	8,493,452
Shionogi & Co. Ltd.	46,600	2,592,167
Shiseido Co. Ltd.	70,000	3,309,000
Shizuoka Bank Ltd/The	88,300	571,307
SMC Corp.	10,000	4,842,201
SoftBank Corp.	506,400	5,893,413
SoftBank Group Corp.	212,000	8,719,610
Sohgo Security Services Co. Ltd.	16,600	461,128
Sompo Holdings Inc.	50,100	2,039,571
Sony Group Corp.	219,900	18,977,593

Schedule of Investments (unaudited) (continued)	iShares® MSCI ACWI ex U.S. ETF
April 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Square Enix Holdings Co. Ltd.	15,700	$626,834
Stanley Electric Co. Ltd.	30,800	531,088
Subaru Corp.	102,000	1,547,819
SUMCO Corp.	59,900	862,660
Sumitomo Chemical Co. Ltd.	245,200	1,042,640
Sumitomo Corp.	197,200	3,120,420
Sumitomo Electric Industries Ltd.	135,600	1,457,812
Sumitomo Metal Mining Co. Ltd.	44,100	1,934,082
Sumitomo Mitsui Financial Group Inc.	227,500	6,873,670
Sumitomo Mitsui Trust Holdings Inc.	59,400	1,843,628
Sumitomo Pharma Co., Ltd.	33,600	299,295
Sumitomo Realty & Development Co. Ltd.	53,700	1,424,579
Suntory Beverage & Food Ltd.	22,400	882,583
Suzuki Motor Corp.	64,800	1,953,402
Sysmex Corp.	29,100	1,908,889
T&D Holdings Inc.	94,000	1,207,941
Taisei Corp.	30,700	831,602
Taisho Pharmaceutical Holdings Co. Ltd.	10,100	397,818
Takeda Pharmaceutical Co. Ltd.	277,413	8,049,561
TDK Corp.	68,600	2,119,172
Terumo Corp.	113,400	3,375,366
TIS Inc.	37,600	844,472
Tobu Railway Co. Ltd.	34,300	771,001
Toho Co. Ltd./Tokyo	20,600	764,413
Tokio Marine Holdings Inc.	108,800	5,882,671
Tokyo Century Corp.	7,000	215,615
Tokyo Electric Power Co. Holdings Inc.(a)	266,900	921,274
Tokyo Electron Ltd.	26,200	11,054,996
Tokyo Gas Co. Ltd.	66,500	1,273,771
Tokyu Corp.	81,100	991,757
Toppan Inc.	46,700	771,935
Toray Industries Inc.	243,000	1,151,646
Toshiba Corp.	66,500	2,761,634
Tosoh Corp.	47,300	653,143
TOTO Ltd.	23,800	802,031
Toyo Suisan Kaisha Ltd.	19,800	611,352
Toyota Industries Corp.	24,400	1,463,434
Toyota Motor Corp.	1,852,600	31,741,903
Toyota Tsusho Corp.	35,500	1,275,416
Trend Micro Inc/Japan	22,200	1,237,803
Tsuruha Holdings Inc.	8,700	444,640
Unicharm Corp.	73,100	2,543,294
USS Co. Ltd.	40,800	679,240
Welcia Holdings Co. Ltd.	20,200	414,081
West Japan Railway Co.	36,000	1,336,283
Yakult Honsha Co. Ltd.	22,300	1,154,707
Yamaha Corp.	23,100	882,581
Yamaha Motor Co. Ltd.	48,600	1,003,380
Yamato Holdings Co. Ltd.	44,200	827,070
Yaskawa Electric Corp.	43,600	1,480,457
Yokogawa Electric Corp.	40,600	647,265
Z Holdings Corp.	473,200	1,857,706
ZOZO Inc.	21,700	454,343
		571,923,196
Kuwait — 0.3%
Agility Public Warehousing Co. KSC	261,028	1,059,061
Boubyan Bank KSCP	263,849	847,323
Kuwait Finance House KSCP	963,344	3,092,312
Mabanee Co. KPSC	113,325	308,732
Mobile Telecommunications Co. KSCP	468,549	1,041,828
Security	Shares	Value

Kuwait (continued)
National Bank of Kuwait SAKP	1,274,246	$4,367,272
		10,716,528
Malaysia — 0.5%
Axiata Group Bhd	570,300	459,803
CIMB Group Holdings Bhd	865,200	1,031,287
Dialog Group Bhd	787,900	450,558
DiGi.Com Bhd	734,800	642,495
Genting Bhd	409,100	432,973
Genting Malaysia Bhd	540,700	375,852
Hartalega Holdings Bhd	310,400	313,715
Hong Leong Bank Bhd	144,600	693,977
Hong Leong Financial Group Bhd	97,800	435,815
IHH Healthcare Bhd	551,900	832,446
Inari Amertron Bhd	562,000	360,180
IOI Corp. Bhd	633,400	679,448
Kuala Lumpur Kepong Bhd	83,800	567,072
Malayan Banking Bhd	630,900	1,312,158
Malaysia Airports Holdings Bhd(a)	211,200	332,797
Maxis Bhd	588,100	511,236
MISC Bhd	168,200	300,921
Petronas Chemicals Group Bhd	487,300	1,143,955
Petronas Dagangan Bhd	61,800	308,610
Petronas Gas Bhd	176,000	685,590
PPB Group Bhd	207,800	820,031
Press Metal Aluminium Holdings Bhd	548,900	752,497
Public Bank Bhd	2,650,000	2,848,343
RHB Bank Bhd	378,595	542,406
Sime Darby Bhd	511,200	273,243
Sime Darby Plantation Bhd	498,400	597,964
Telekom Malaysia Bhd	131,500	150,134
Tenaga Nasional Bhd	401,600	833,918
Top Glove Corp. Bhd	851,300	328,514
		19,017,938
Mexico — 0.6%
America Movil SAB de CV, Series L, NVS	5,373,700	5,229,789
Arca Continental SAB de CV	51,300	325,526
Cemex SAB de CV, NVS(a)	2,877,408	1,266,220
Coca-Cola Femsa SAB de CV	40,100	218,652
Fibra Uno Administracion SA de CV	611,000	670,089
Fomento Economico Mexicano SAB de CV	356,900	2,683,593
Gruma SAB de CV, Class B	25,395	301,644
Grupo Aeroportuario del Pacifico SAB de CV, Class B	54,900	844,841
Grupo Aeroportuario del Sureste SAB de CV, Class B	41,080	896,567
Grupo Bimbo SAB de CV, Series A	279,200	860,592
Grupo Carso SAB de CV, Series A1	70,900	231,602
Grupo Financiero Banorte SAB de CV, Class O	474,200	3,130,350
Grupo Financiero Inbursa SAB de CV, Class O(a)	561,500	951,770
Grupo Mexico SAB de CV, Series B	588,229	2,753,418
Grupo Televisa SAB, CPO	447,400	830,496
Industrias Penoles SAB de CV	29,390	323,633
Kimberly-Clark de Mexico SAB de CV, Class A	392,100	547,420
Megacable Holdings SAB de CV, CPO	24,500	69,791
Operadora de Sites Mexicanos SA de CV, NVS(c)	156,500	191,115
Orbia Advance Corp. SAB de CV	168,400	405,187
Promotora y Operadora de Infraestructura SAB de CV	17,130	124,875
Wal-Mart de Mexico SAB de CV	965,200	3,413,071
		26,270,241
Netherlands — 2.9%
ABN AMRO Bank NV, CVA(b)	77,430	962,545

Schedule of Investments (unaudited) (continued)	iShares® MSCI ACWI ex U.S. ETF
April 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Netherlands (continued)
Adyen NV(a)(b)	3,512	$5,890,654
Aegon NV	308,941	1,601,760
AerCap Holdings NV(a)(c)	23,561	1,100,534
Akzo Nobel NV	34,041	2,952,937
Argenx SE(a)	8,050	2,319,274
ASM International NV	8,540	2,566,203
ASML Holding NV	72,145	40,945,063
CNH Industrial NV	186,974	2,648,727
Davide Campari-Milano NV	90,505	1,021,184
Euronext NV(b)	14,884	1,192,538
EXOR NV	19,435	1,348,688
Heineken Holding NV	21,379	1,668,892
Heineken NV	45,111	4,403,329
IMCD NV	9,915	1,578,690
ING Groep NV	685,310	6,492,771
InPost SA(a)(c)	26,514	162,554
Just Eat Takeaway.com NV(a)(b)	29,333	796,759
Koninklijke Ahold Delhaize NV	181,083	5,341,217
Koninklijke DSM NV	30,448	5,118,601
Koninklijke KPN NV	617,848	2,131,942
Koninklijke Philips NV	159,612	4,170,840
NN Group NV	46,012	2,253,741
Prosus NV	162,181	7,821,773
Randstad NV	21,274	1,124,951
Stellantis NV	360,410	4,838,737
Universal Music Group NV	125,926	2,922,290
Wolters Kluwer NV	46,556	4,701,353
		120,078,547
New Zealand — 0.2%
Auckland International Airport Ltd.(a)	220,640	1,108,276
Fisher & Paykel Healthcare Corp. Ltd.	93,500	1,284,888
Mercury NZ Ltd.	96,578	374,439
Meridian Energy Ltd.	213,089	646,737
Ryman Healthcare Ltd.	97,043	574,326
Spark New Zealand Ltd.	397,381	1,256,793
Xero Ltd.(a)	23,160	1,527,219
		6,772,678
Norway — 0.4%
Adevinta ASA(a)	53,271	411,541
DNB Bank ASA	168,327	3,261,725
Equinor ASA	173,371	5,859,864
Gjensidige Forsikring ASA	45,089	963,976
Mowi ASA	77,549	2,190,528
Norsk Hydro ASA	243,948	2,048,558
Orkla ASA	133,997	1,087,338
Schibsted ASA, Class A	15,193	316,605
Schibsted ASA, Class B	18,533	358,633
Telenor ASA	112,502	1,586,668
		18,085,436
Peru — 0.1%
Cia. de Minas Buenaventura SAA, ADR	32,820	309,821
Credicorp Ltd.	12,462	1,730,847
Southern Copper Corp.	13,896	865,304
		2,905,972
Philippines — 0.2%
Aboitiz Equity Ventures Inc.	288,830	279,950
AC Energy Corp.	1,550,900	213,379
Ayala Corp.	36,090	507,813
Ayala Land Inc.	1,543,620	942,177
Security	Shares	Value

Philippines (continued)
Bank of the Philippine Islands	292,516	$531,745
BDO Unibank Inc.	358,890	886,842
Globe Telecom Inc.	3,265	141,946
GT Capital Holdings Inc.	13,910	133,515
International Container Terminal Services Inc.	215,670	885,539
JG Summit Holdings Inc.	724,120	770,316
Jollibee Foods Corp.	111,620	458,531
Metro Pacific Investments Corp.	1,820,000	131,632
Metropolitan Bank & Trust Co.	612,948	596,881
Monde Nissin Corp.(a)(b)	369,100	91,771
PLDT Inc.	16,610	591,022
SM Investments Corp.	36,055	588,082
SM Prime Holdings Inc.	1,956,500	1,304,109
Universal Robina Corp.	111,110	217,358
		9,272,608
Poland — 0.2%
Allegro.eu SA(a)(b)(c)	60,572	311,551
Bank Polska Kasa Opieki SA	30,225	664,202
CD Projekt SA	13,196	357,148
Cyfrowy Polsat SA	76,200	416,418
Dino Polska SA(a)(b)	7,148	462,417
KGHM Polska Miedz SA	25,813	835,004
LPP SA	188	397,278
mBank SA(a)	2,497	167,128
Orange Polska SA(a)	74,090	113,246
PGE Polska Grupa Energetyczna SA(a)	134,195	298,441
Polski Koncern Naftowy ORLEN SA	53,097	897,044
Polskie Gornictwo Naftowe i Gazownictwo SA	346,814	485,910
Powszechna Kasa Oszczednosci Bank Polski SA(a)	145,619	1,074,747
Powszechny Zaklad Ubezpieczen SA	94,397	652,636
Santander Bank Polska SA	7,996	486,934
		7,620,104
Portugal — 0.1%
Banco Espirito Santo SA, Registered,NVS(d)	4	—
EDP - Energias de Portugal SA	511,555	2,384,185
Galp Energia SGPS SA	91,783	1,117,150
Jeronimo Martins SGPS SA	49,105	1,022,201
		4,523,536
Qatar — 0.3%
Barwa Real Estate Co.	298,500	276,405
Commercial Bank PSQC (The)	468,040	984,613
Industries Qatar QSC	279,947	1,438,502
Masraf Al Rayan QSC	1,010,299	1,489,880
Mesaieed Petrochemical Holding Co.	762,681	537,500
Ooredoo QPSC	215,174	440,886
Qatar Electricity & Water Co. QSC	123,396	574,928
Qatar Fuel QSC	91,366	458,205
Qatar International Islamic Bank QSC	91,702	289,116
Qatar Islamic Bank SAQ	181,442	1,215,736
Qatar National Bank QPSC	787,859	5,011,689
		12,717,460
Russia — 0.0%
Alrosa PJSC(d)	504,040	71
Gazprom PJSC(d)	2,086,234	293
Inter RAO UES PJSC(d)	5,597,000	785
LUKOIL PJSC(d)	71,534	10
Magnit PJSC, GDR(d)(e)	54,129	541
MMC Norilsk Nickel PJSC(d)	11,400	2
Mobile TeleSystems PJSC(d)	96,719	967

Schedule of Investments (unaudited) (continued)	iShares® MSCI ACWI ex U.S. ETF
April 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Russia (continued)
Moscow Exchange MICEX-RTS PJSC(d)	287,200	$40
Novatek PJSC, GDR(d)(e)	16,226	162
Novolipetsk Steel PJSC(d)	223,890	31
Ozon Holdings PLC, ADR(a)(d)	8,288	1
PhosAgro PJSC, NVS(d)	187	—
PhosAgro PJSC, NVS(d)	28,993	288
Polymetal International PLC(d)	52,614	7
Polyus PJSC(d)	5,198	1
Rosneft Oil Co. PJSC(d)	165,180	23
Sberbank of Russia PJSC(d)	1,882,550	264
Severstal PAO(d)	30,098	4
Surgutneftegas PJSC(d)	1,575,550	221
Tatneft PJSC(d)	206,881	29
TCS Group Holding PLC, GDR(d)(e)	20,990	3
United Co. RUSAL International PJSC(a)(d)	563,790	79
VK Co. Ltd.(a)(d)	21,979	3
VTB Bank PJSC(d)	493,800,000	69
X5 Retail Group NV, GDR(d)	16,185	2
Yandex NV(a)(d)	54,504	8
		3,904
Saudi Arabia — 1.3%
Abdullah Al Othaim Markets Co.	7,762	231,362
Advanced Petrochemical Co.	30,826	548,400
Al Rajhi Bank	223,709	10,479,901
Alinma Bank	176,006	1,930,670
Almarai Co. JSC	22,336	307,843
Arab National Bank	110,927	1,037,597
Bank AlBilad(a)	112,776	1,545,441
Bank Al-Jazira	88,667	741,123
Banque Saudi Fransi	121,702	1,748,637
Bupa Arabia for Cooperative Insurance Co.	7,992	352,789
Co for Cooperative Insurance (The)	10,753	195,718
Dar Al Arkan Real Estate Development Co.(a)	55,226	158,090
Emaar Economic City(a)	44,738	129,730
Etihad Etisalat Co.	68,004	784,146
Jarir Marketing Co.	20,446	1,044,089
Mouwasat Medical Services Co.	6,520	416,526
National Industrialization Co.(a)	52,344	282,120
Rabigh Refining & Petrochemical Co.(a)	41,664	316,992
Riyad Bank	235,955	2,557,064
SABIC Agri-Nutrients Co.	41,582	1,791,294
Sahara International Petrochemical Co.	88,351	1,323,471
Saudi Arabian Mining Co.(a)	87,595	3,189,916
Saudi Arabian Oil Co.(b)	333,531	3,985,623
Saudi Basic Industries Corp.	151,221	5,238,546
Saudi British Bank (The)	131,290	1,558,702
Saudi Electricity Co.	187,839	1,346,107
Saudi Industrial Investment Group	50,126	434,519
Saudi Kayan Petrochemical Co.(a)	110,109	542,370
Saudi National Bank (The)	373,842	7,835,658
Saudi Telecom Co.	98,398	3,025,792
Savola Group (The)	35,892	339,310
Yanbu National Petrochemical Co.	41,429	669,618
		56,089,164
Singapore — 1.0%
Ascendas REIT	574,777	1,182,592
CapitaLand Integrated Commercial Trust	938,821	1,573,080
Capitaland Investment Ltd/Singapore(a)	403,500	1,223,493
City Developments Ltd.	62,800	385,034
Security	Shares	Value

Singapore (continued)
DBS Group Holdings Ltd.	312,200	$7,574,165
Genting Singapore Ltd.	1,110,700	644,862
Keppel Corp. Ltd.	268,100	1,322,216
Mapletree Commercial Trust	366,300	492,645
Mapletree Logistics Trust	509,597	654,486
Oversea-Chinese Banking Corp. Ltd.	582,675	5,173,329
Sea Ltd., ADR(a)	56,482	4,674,450
Singapore Airlines Ltd.(a)	249,950	985,218
Singapore Exchange Ltd.	121,400	854,212
Singapore Technologies Engineering Ltd.	219,300	645,863
Singapore Telecommunications Ltd.	1,444,000	2,881,926
STMicroelectronics NV	119,339	4,409,237
United Overseas Bank Ltd.	208,900	4,471,763
UOL Group Ltd.	70,400	369,919
Venture Corp. Ltd.	55,800	684,997
Wilmar International Ltd.	353,200	1,125,893
		41,329,380
South Africa — 1.1%
Absa Group Ltd.	103,997	1,123,538
Anglo American Platinum Ltd.	10,178	1,130,862
AngloGold Ashanti Ltd.	76,896	1,574,680
Aspen Pharmacare Holdings Ltd.	76,810	827,461
Bid Corp. Ltd.	66,920	1,400,479
Bidvest Group Ltd (The)	63,997	877,310
Capitec Bank Holdings Ltd.	13,807	1,927,315
Clicks Group Ltd.	50,323	990,432
Discovery Ltd.(a)	90,010	864,243
Exxaro Resources Ltd.	56,880	812,825
FirstRand Ltd.	888,088	3,824,711
Gold Fields Ltd.	164,164	2,224,351
Growthpoint Properties Ltd.	775,575	693,438
Harmony Gold Mining Co. Ltd.	112,355	458,047
Impala Platinum Holdings Ltd.	145,360	1,880,292
Kumba Iron Ore Ltd.	11,039	366,478
Mr. Price Group Ltd.	54,300	739,518
MTN Group Ltd.	306,629	3,252,105
MultiChoice Group	69,400	568,208
Naspers Ltd., Class N	37,460	3,778,063
Nedbank Group Ltd.	68,560	957,397
NEPI Rockcastle PLC	85,882	525,470
Northam Platinum Holdings Ltd.(a)	69,403	830,419
Old Mutual Ltd.	876,062	702,820
Reinet Investments SCA	23,765	483,050
Remgro Ltd.	91,341	823,674
Sanlam Ltd.	262,301	1,086,592
Sasol Ltd.(a)	103,064	2,524,750
Shoprite Holdings Ltd.	85,845	1,239,948
Sibanye Stillwater Ltd.	458,828	1,587,385
SPAR Group Ltd (The)	22,459	235,320
Standard Bank Group Ltd.	214,733	2,275,634
Tiger Brands Ltd.	33,193	325,782
Vodacom Group Ltd.	99,687	959,343
Woolworths Holdings Ltd.	215,657	807,321
		44,679,261
South Korea — 3.4%
Alteogen Inc.(a)	5,647	254,667
Amorepacific Corp.	6,107	869,061
AMOREPACIFIC Group	7,203	283,375
BGF retail Co. Ltd.	2,023	289,371

Schedule of Investments (unaudited) (continued)	iShares® MSCI ACWI ex U.S. ETF
April 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

South Korea (continued)
Celltrion Healthcare Co. Ltd.	16,730	$842,538
Celltrion Inc.	17,606	2,436,227
Celltrion Pharm Inc.(a)	3,720	270,371
Cheil Worldwide Inc.	6,115	122,085
CJ CheilJedang Corp.	1,940	610,073
CJ Corp.	3,698	252,653
CJ ENM Co. Ltd.	2,229	223,879
CJ Logistics Corp.(a)	888	85,987
Coway Co. Ltd.	10,347	579,536
DB Insurance Co. Ltd.	11,097	592,651
Doosan Bobcat Inc.	7,784	252,927
Doosan Heavy Industries & Construction Co. Ltd.(a)	62,595	995,896
Ecopro BM Co. Ltd.	2,214	817,945
E-MART Inc.	3,618	374,385
F&F Co. Ltd./New	3,185	351,621
Green Cross Corp.	1,079	160,158
GS Engineering & Construction Corp.	9,380	308,881
GS Holdings Corp.	8,060	278,421
Hana Financial Group Inc.	48,278	1,792,403
Hankook Tire & Technology Co. Ltd.	16,472	452,103
Hanmi Pharm Co. Ltd.	1,491	368,080
Hanon Systems	28,015	250,705
Hanwha Solutions Corp.(a)	20,157	506,625
HLB Inc.(a)	18,400	447,852
HMM Co. Ltd.	47,993	1,063,799
Hotel Shilla Co. Ltd.	6,622	421,404
HYBE Co. Ltd.(a)	3,140	616,657
Hyundai Engineering & Construction Co. Ltd.	14,806	515,069
Hyundai Glovis Co. Ltd.	3,603	590,312
Hyundai Heavy Industries Holdings Co. Ltd.	10,956	503,106
Hyundai Mobis Co. Ltd.	12,077	1,964,772
Hyundai Motor Co.	24,091	3,495,308
Hyundai Steel Co.	17,321	588,599
Iljin Materials Co. Ltd.	4,584	314,124
Industrial Bank of Korea	52,973	470,023
Kakao Corp.	55,521	3,878,337
Kakao Games Corp.(a)	6,006	280,967
Kangwon Land Inc.(a)	21,327	448,176
KB Financial Group Inc.	70,168	3,264,502
Kia Corp.	46,006	3,017,545
Korea Aerospace Industries Ltd.	16,518	569,534
Korea Electric Power Corp.(a)	44,214	806,840
Korea Investment Holdings Co. Ltd.	7,581	420,298
Korea Shipbuilding & Offshore Engineering Co. Ltd.(a)	7,645	549,950
Korea Zinc Co. Ltd.	1,563	713,569
Korean Air Lines Co. Ltd.(a)	28,219	664,921
Krafton Inc.(a)	4,038	793,250
KT&G Corp.	17,025	1,118,012
Kumho Petrochemical Co. Ltd.	2,949	356,579
L&F Co. Ltd.(a)	4,554	770,463
LG Chem Ltd.	8,176	3,348,603
LG Corp.	16,895	975,659
LG Display Co. Ltd.	43,816	572,509
LG Electronics Inc.	19,195	1,738,435
LG Energy Solution(a)	3,687	1,224,107
LG Household & Health Care Ltd.	1,609	1,152,334
LG Innotek Co. Ltd.	2,572	697,881
LG Uplus Corp.	22,753	251,357
Lotte Chemical Corp.	2,839	438,176
Lotte Shopping Co. Ltd.	1,736	128,596
Security	Shares	Value

South Korea (continued)
Meritz Securities Co. Ltd.(c)	64,729	$334,630
Mirae Asset Securities Co. Ltd.	49,687	314,304
NAVER Corp.	21,966	4,893,124
NCSoft Corp.	3,046	1,008,733
Netmarble Corp.(b)	4,437	333,521
NH Investment & Securities Co. Ltd.	3,839	32,765
Orion Corp./Republic of Korea	5,429	404,647
Pan Ocean Co. Ltd.	58,690	306,797
Pearl Abyss Corp.(a)(c)	6,526	347,540
POSCO Chemical Co. Ltd.	5,310	560,958
POSCO Holdings Inc.	12,318	2,812,529
S-1 Corp.	2,714	147,874
Samsung Biologics Co. Ltd.(a)(b)	3,104	2,047,363
Samsung C&T Corp.	13,616	1,231,898
Samsung Electro-Mechanics Co. Ltd.	10,157	1,314,673
Samsung Electronics Co. Ltd.	832,012	44,340,869
Samsung Engineering Co. Ltd.(a)	29,559	603,093
Samsung Fire & Marine Insurance Co. Ltd.	5,825	965,541
Samsung Heavy Industries Co. Ltd.(a)(c)	115,747	552,496
Samsung Life Insurance Co. Ltd.	13,119	674,416
Samsung SDI Co. Ltd.	9,970	4,749,252
Samsung SDS Co. Ltd.	6,586	767,504
Samsung Securities Co. Ltd.	11,304	353,045
Seegene Inc.	7,433	235,696
Shinhan Financial Group Co. Ltd.	72,655	2,413,934
SK Biopharmaceuticals Co. Ltd.(a)	5,716	412,932
SK Bioscience Co. Ltd.(a)	4,312	455,679
SK Chemicals Co. Ltd.	1,729	172,450
SK Hynix Inc.	96,270	8,435,957
SK IE Technology Co. Ltd.(a)(b)(c)	4,600	453,115
SK Inc.	6,527	1,370,292
SK Innovation Co. Ltd.(a)	9,248	1,471,875
SK Square Co. Ltd.(a)	17,335	716,019
SK Telecom Co. Ltd.	7,134	321,802
SKC Co. Ltd.	4,226	493,925
S-Oil Corp.	9,266	758,124
Woori Financial Group Inc.	83,864	971,600
Yuhan Corp.	12,606	607,289
		142,182,510
Spain — 1.5%
ACS Actividades de Construccion y Servicios SA	46,250	1,184,243
Aena SME SA(a)(b)	11,911	1,690,284
Amadeus IT Group SA(a)	79,299	4,969,107
Banco Bilbao Vizcaya Argentaria SA	1,158,219	6,077,466
Banco Santander SA	2,958,226	8,644,967
CaixaBank SA	768,884	2,481,877
Cellnex Telecom SA(b)	88,545	4,127,107
EDP Renovaveis SA	48,274	1,142,508
Enagas SA	22,741	491,721
Endesa SA	57,330	1,201,490
Ferrovial SA	94,616	2,426,366
Grifols SA, Class A(c)	51,888	869,059
Iberdrola SA	1,019,137	11,710,703
Industria de Diseno Textil SA	193,641	4,060,122
Naturgy Energy Group SA(c)	35,282	1,061,364
Red Electrica Corp. SA	64,486	1,298,377
Repsol SA	252,592	3,768,137
Siemens Gamesa Renewable Energy SA(a)(c)	46,084	734,052

Schedule of Investments (unaudited) (continued)	iShares® MSCI ACWI ex U.S. ETF
April 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Spain (continued)
Telefonica SA	902,564	$4,390,650
		62,329,600
Sweden — 2.0%
Alfa Laval AB	55,655	1,549,228
Assa Abloy AB, Class B	179,107	4,526,416
Atlas Copco AB, Class A	115,586	5,240,305
Atlas Copco AB, Class B	70,990	2,809,625
Boliden AB	46,457	2,014,430
Electrolux AB, Class B	41,423	631,718
Embracer Group AB(a)(c)	102,658	686,167
Epiroc AB, Class A	126,670	2,567,989
Epiroc AB, Class B	65,489	1,142,511
EQT AB	51,042	1,444,581
Essity AB, Class B	107,769	2,841,974
Evolution AB(b)	30,376	3,116,526
Fastighets AB Balder, Class B(a)	18,826	933,153
Getinge AB, Class B	39,331	1,137,759
H & M Hennes & Mauritz AB, Class B	128,099	1,612,647
Hexagon AB, Class B	349,065	4,503,958
Husqvarna AB, Class B	93,279	891,664
Industrivarden AB, Class A	23,638	605,665
Industrivarden AB, Class C	26,210	659,954
Investment AB Latour, Class B	28,129	745,209
Investor AB, Class A	56,166	1,173,112
Investor AB, Class B	338,164	6,507,256
Kinnevik AB, Class B(a)	43,493	851,264
L E Lundbergforetagen AB, Class B	12,793	598,282
Lifco AB, Class B	38,554	808,695
Lundin Energy AB	36,545	1,510,984
Nibe Industrier AB, Class B	254,745	2,497,622
Sagax AB, Class B	34,388	878,422
Sandvik AB	199,456	3,775,366
Securitas AB, Class B	49,751	587,400
Sinch AB(a)(b)(c)	99,704	440,631
Skandinaviska Enskilda Banken AB, Class A	281,940	3,161,702
Skanska AB, Class B	62,620	1,196,179
SKF AB, Class B	58,821	960,705
Svenska Cellulosa AB SCA, Class B	109,238	2,114,061
Svenska Handelsbanken AB, Class A	245,756	2,478,773
Swedbank AB, Class A	154,714	2,447,458
Swedish Match AB	285,685	2,275,418
Tele2 AB, Class B	95,456	1,265,201
Telefonaktiebolaget LM Ericsson, Class B	511,105	4,077,198
Telia Co. AB	436,062	1,809,925
Volvo AB, Class B	273,443	4,362,354
		85,439,487
Switzerland — 6.6%
ABB Ltd., Registered	285,814	8,574,974
Adecco Group AG, Registered	27,650	1,067,010
Alcon Inc.	90,044	6,429,214
Bachem Holding AG, Class B, Registered	1,202	524,490
Baloise Holding AG, Registered	7,963	1,385,092
Barry Callebaut AG, Registered	558	1,284,268
Chocoladefabriken Lindt & Spruengli AG, Participation
Certificates, NVS	188	2,108,417
Chocoladefabriken Lindt & Spruengli AG, Registered	19	2,254,022
Cie. Financiere Richemont SA, Class A, Registered	91,198	10,596,358
Clariant AG, Registered	37,067	632,856
Coca-Cola HBC AG, Class DI	35,137	712,363
Security	Shares	Value

Switzerland (continued)
Credit Suisse Group AG, Registered	444,621	$3,017,784
EMS-Chemie Holding AG, Registered	1,198	1,068,765
Geberit AG, Registered	6,485	3,698,225
Givaudan SA, Registered	1,623	6,450,649
Holcim Ltd.	90,991	4,449,051
Julius Baer Group Ltd.	38,470	1,838,397
Kuehne + Nagel International AG, Registered	9,806	2,743,191
Logitech International SA, Registered	31,266	2,034,748
Lonza Group AG, Registered	13,271	7,825,031
Nestle SA, Registered	490,448	63,313,931
Novartis AG, Registered	381,399	33,703,940
Partners Group Holding AG	3,936	4,170,181
Roche Holding AG, Bearer	5,561	2,234,107
Roche Holding AG, NVS	122,656	45,482,527
Schindler Holding AG, Participation Certificates, NVS	7,304	1,403,285
Schindler Holding AG, Registered	3,719	713,952
SGS SA, Registered	1,023	2,628,620
Siemens Energy AG(a)	68,901	1,327,189
Sika AG, Registered	24,934	7,616,289
Sonova Holding AG, Registered	10,261	3,700,385
Straumann Holding AG	18,760	2,211,646
Swatch Group AG (The), Bearer	5,364	1,376,632
Swatch Group AG (The), Registered	8,376	413,223
Swiss Life Holding AG, Registered	5,763	3,369,713
Swiss Prime Site AG, Registered	14,147	1,382,791
Swiss Re AG	51,616	4,232,864
Swisscom AG, Registered	4,513	2,668,540
Temenos AG, Registered	12,316	1,243,248
UBS Group AG, Registered	605,443	10,278,383
VAT Group AG(b)	4,692	1,451,289
Vifor Pharma AG	8,700	1,538,766
Zurich Insurance Group AG	25,962	11,819,707
		276,976,113
Taiwan — 4.4%
Accton Technology Corp.	110,000	857,986
Acer Inc.	583,792	541,617
Advantech Co. Ltd.	65,793	817,850
Airtac International Group	26,928	730,776
ASE Technology Holding Co. Ltd.	570,762	1,820,937
Asia Cement Corp.	362,440	588,976
ASMedia Technology Inc.	7,000	329,454
Asustek Computer Inc.	116,000	1,395,285
AU Optronics Corp.	1,485,000	848,215
Catcher Technology Co. Ltd.	114,000	557,835
Cathay Financial Holding Co. Ltd.	1,369,281	2,878,998
Chailease Holding Co. Ltd.	215,074	1,709,151
Chang Hwa Commercial Bank Ltd.	730,808	456,883
Cheng Shin Rubber Industry Co. Ltd.	314,000	353,873
China Development Financial Holding Corp.	2,842,358	1,714,062
China Steel Corp.	2,053,288	2,487,290
Chunghwa Telecom Co. Ltd.	570,000	2,526,790
Compal Electronics Inc.	719,000	539,523
CTBC Financial Holding Co. Ltd.	2,898,036	2,850,563
Delta Electronics Inc.	348,000	2,904,960
E.Sun Financial Holding Co Ltd.	2,151,143	2,456,869
Eclat Textile Co. Ltd.	35,000	574,298
eMemory Technology Inc.	13,000	546,350
Evergreen Marine Corp. Taiwan Ltd.	455,000	2,187,154
Far Eastern New Century Corp.	535,000	542,336
Far EasTone Telecommunications Co. Ltd.	268,000	753,012

Schedule of Investments (unaudited) (continued)	iShares® MSCI ACWI ex U.S. ETF
April 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Taiwan (continued)
Feng TAY Enterprise Co. Ltd.	73,600	$473,844
First Financial Holding Co. Ltd.	1,905,817	1,789,795
Formosa Chemicals & Fibre Corp.	618,340	1,665,289
Formosa Petrochemical Corp.	212,000	653,867
Formosa Plastics Corp.	632,960	2,250,201
Foxconn Technology Co. Ltd.	172,000	340,818
Fubon Financial Holding Co. Ltd.	1,252,330	3,144,496
Giant Manufacturing Co. Ltd.	55,000	459,826
Globalwafers Co. Ltd.	41,000	714,531
Hiwin Technologies Corp.	56,458	418,082
Hon Hai Precision Industry Co. Ltd.	2,213,377	7,583,205
Hotai Motor Co. Ltd.	48,000	936,048
Hua Nan Financial Holdings Co. Ltd.	1,522,243	1,217,419
Innolux Corp.	1,637,688	745,745
Inventec Corp.	455,000	388,703
Largan Precision Co. Ltd.	17,000	964,707
Lite-On Technology Corp.	385,000	843,537
MediaTek Inc.	267,000	7,360,650
Mega Financial Holding Co. Ltd.	1,896,195	2,665,683
Micro-Star International Co. Ltd.	136,000	549,179
momo.com Inc.	10,000	263,972
Nan Ya Plastics Corp.	901,840	2,634,798
Nan Ya Printed Circuit Board Corp.	44,000	584,428
Nanya Technology Corp.	271,000	593,010
Nien Made Enterprise Co. Ltd.	35,000	368,632
Novatek Microelectronics Corp.	102,000	1,349,314
Oneness Biotech Co. Ltd.(a)	49,000	321,098
Parade Technologies Ltd.	16,000	760,905
Pegatron Corp.	348,000	824,457
Pou Chen Corp.	391,000	407,751
President Chain Store Corp.	69,000	638,432
Quanta Computer Inc.	491,000	1,382,905
Realtek Semiconductor Corp.	81,000	1,099,131
Ruentex Development Co. Ltd.	273,000	714,516
Shanghai Commercial & Savings Bank Ltd/The	555,000	915,560
Shin Kong Financial Holding Co. Ltd.	2,193,983	725,469
SinoPac Financial Holdings Co. Ltd.	2,005,600	1,235,094
Synnex Technology International Corp.	242,750	631,805
Taishin Financial Holding Co. Ltd.	1,928,723	1,261,600
Taiwan Cement Corp.	749,738	1,163,873
Taiwan Cooperative Financial Holding Co. Ltd.	1,802,167	1,733,008
Taiwan High Speed Rail Corp.	343,000	324,955
Taiwan Mobile Co. Ltd.	234,000	859,689
Taiwan Semiconductor Manufacturing Co. Ltd.	4,306,000	77,863,867
Unimicron Technology Corp.	224,000	1,571,164
Uni-President Enterprises Corp.	774,972	1,792,990
United Microelectronics Corp.	2,102,000	3,339,214
Vanguard International Semiconductor Corp.	166,000	584,077
Voltronic Power Technology Corp.	13,000	568,761
Wan Hai Lines Ltd.	122,900	595,724
Win Semiconductors Corp.	77,000	501,178
Winbond Electronics Corp.	699,000	631,073
Wiwynn Corp.	18,000	615,521
WPG Holdings Ltd.	283,000	519,173
Yageo Corp.	74,000	998,817
Yang Ming Marine Transport Corp.(a)	316,000	1,318,327
Yuanta Financial Holding Co. Ltd.	1,691,829	1,489,136
Zhen Ding Technology Holding Ltd.	121,000	428,434
		182,748,526
Security	Shares	Value

Thailand — 0.5%
Advanced Info Service PCL, NVDR	218,800	$1,367,961
Airports of Thailand PCL, NVDR(a)	825,900	1,596,025
Asset World Corp. PCL, NVDR	1,665,500	233,016
B Grimm Power PCL, NVDR(c)	188,000	177,306
Bangkok Commercial Asset Management PCL, NVDR	519,400	289,645
Bangkok Dusit Medical Services PCL, NVDR	1,727,600	1,293,174
Bangkok Expressway & Metro PCL, NVDR	2,608,200	624,826
Berli Jucker PCL, NVDR	319,200	317,875
BTS Group Holdings PCL, NVDR	2,947,500	770,676
Central Pattana PCL, NVDR	499,800	876,442
Charoen Pokphand Foods PCL, NVDR	1,070,700	751,997
CP ALL PCL, NVDR	1,058,000	1,994,792
Delta Electronics Thailand PCL, NVDR	64,200	672,228
Global Power Synergy PCL, NVDR	174,800	336,905
Indorama Ventures PCL, NVDR	450,988	590,580
Intouch Holdings PCL, NVDR	251,700	512,372
Krungthai Card PCL, NVDR(c)	207,900	347,544
Land & Houses PCL, NVDR	1,529,700	425,130
Minor International PCL, NVDR(a)	700,520	707,938
Osotspa PCL, NVDR	225,000	228,178
PTT Exploration & Production PCL, NVDR	255,399	1,117,476
PTT Global Chemical PCL, NVDR	420,201	609,214
PTT PCL, NVDR	2,004,100	2,178,109
SCB X PCL, NVS	226,200	759,504
Siam Cement PCL (The), NVDR	133,500	1,434,851
Srisawad Corp. PCL, NVDR	221,000	343,384
Thai Oil PCL, NVDR	508,300	831,692
True Corp. PCL, NVDR	2,997,534	419,777
		21,808,617
Turkey — 0.1%
Akbank TAS	445,571	267,674
Aselsan Elektronik Sanayi Ve Ticaret AS	101,468	167,425
BIM Birlesik Magazalar AS	82,394	462,897
Eregli Demir ve Celik Fabrikalari TAS	286,998	648,673
Ford Otomotiv Sanayi AS	13,345	268,639
KOC Holding AS	178,018	481,964
Turkcell Iletisim Hizmetleri AS	216,428	315,424
Turkiye Garanti Bankasi AS	433,340	437,185
Turkiye Is Bankasi AS, Class C	211,927	150,293
Turkiye Petrol Rafinerileri AS(a)	23,322	367,856
		3,568,030
United Arab Emirates — 0.4%
Abu Dhabi Commercial Bank PJSC	567,093	1,567,632
Abu Dhabi Islamic Bank PJSC	250,949	597,713
Abu Dhabi National Oil Co. for Distribution PJSC	494,413	554,632
Aldar Properties PJSC	833,566	1,277,188
Emaar Properties PJSC	816,046	1,407,559
Emirates NBD Bank PJSC	453,887	1,875,073
Emirates Telecommunications Group Co. PJSC	592,605	5,668,125
First Abu Dhabi Bank PJSC	726,502	4,438,465
		17,386,387
United Kingdom — 9.3%
3i Group PLC	175,213	2,867,404
abrdn plc	416,796	978,690
Admiral Group PLC	30,823	970,224
Anglo American PLC	216,817	9,603,036
Antofagasta PLC	63,139	1,208,730
Ashtead Group PLC	81,061	4,191,440
Associated British Foods PLC	63,271	1,266,100

Schedule of Investments (unaudited) (continued)	iShares® MSCI ACWI ex U.S. ETF
April 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
AstraZeneca PLC	270,593	$36,108,275
Auto Trader Group PLC(b)	177,820	1,403,384
AVEVA Group PLC	20,876	561,065
Aviva PLC	674,707	3,619,888
BAE Systems PLC	562,744	5,197,873
Barclays PLC	3,008,358	5,529,786
Barratt Developments PLC	185,659	1,135,870
Berkeley Group Holdings PLC	19,877	1,008,092
BP PLC	3,448,661	16,649,423
British American Tobacco PLC	382,468	16,030,132
British Land Co PLC/The	170,659	1,099,285
BT Group PLC	1,551,411	3,440,386
Bunzl PLC	61,690	2,380,039
Burberry Group PLC	73,508	1,450,714
CK Hutchison Holdings Ltd.	457,560	3,211,123
Coca-Cola Europacific Partners PLC	36,829	1,839,609
Compass Group PLC	310,538	6,552,922
Croda International PLC	24,549	2,384,360
DCC PLC	19,104	1,447,490
Diageo PLC	413,196	20,613,875
Entain PLC(a)	104,006	1,954,307
Experian PLC	162,171	5,600,470
Ferguson PLC	40,257	5,050,208
GlaxoSmithKline PLC	886,080	19,974,530
Halma PLC	68,864	2,113,817
Hargreaves Lansdown PLC	65,704	752,202
Hikma Pharmaceuticals PLC	26,701	627,217
HSBC Holdings PLC	3,557,283	22,229,919
Imperial Brands PLC	168,117	3,499,445
Informa PLC(a)	256,061	1,816,470
InterContinental Hotels Group PLC	31,837	2,032,465
Intertek Group PLC	28,378	1,768,373
J Sainsbury PLC	320,844	936,144
JD Sports Fashion PLC	450,693	742,596
Johnson Matthey PLC	34,968	961,910
Kingfisher PLC	377,225	1,189,605
Land Securities Group PLC	103,029	966,265
Legal & General Group PLC	1,015,597	3,165,712
Lloyds Banking Group PLC	12,547,873	7,126,724
London Stock Exchange Group PLC	57,159	5,635,406
M&G PLC	460,539	1,222,705
Melrose Industries PLC	778,211	1,130,816
Mondi PLC	86,041	1,616,363
National Grid PLC	624,576	9,279,308
NatWest Group PLC	925,164	2,482,018
Next PLC	23,689	1,774,322
NMC Health PLC, NVS(a)(d)	14,180	—
Ocado Group PLC(a)(c)	82,934	948,487
Pearson PLC	130,992	1,271,907
Persimmon PLC	58,209	1,516,011
Phoenix Group Holdings PLC	59,215	448,518
Prudential PLC	473,564	5,895,139
Reckitt Benckiser Group PLC	124,694	9,724,332
RELX PLC	337,620	10,057,862
Rentokil Initial PLC	337,100	2,315,294
Rolls-Royce Holdings PLC(a)	1,485,429	1,522,803
Sage Group PLC/The	202,475	1,858,030
Schroders PLC	21,724	766,862
Segro PLC	197,488	3,306,364
Severn Trent PLC	35,657	1,401,375
Security	Shares	Value

United Kingdom (continued)
Shell PLC	1,344,743	$36,100,825
Smith & Nephew PLC	164,877	2,672,418
Smiths Group PLC	61,098	1,118,050
Spirax-Sarco Engineering PLC	12,076	1,822,214
SSE PLC	185,291	4,303,536
St.James's Place PLC	84,482	1,357,591
Standard Chartered PLC	460,936	3,151,107
Taylor Wimpey PLC	621,489	977,451
Tesco PLC	1,325,285	4,502,414
Unilever PLC	448,547	20,853,003
United Utilities Group PLC	127,018	1,825,300
Vodafone Group PLC	4,715,553	7,139,154
Whitbread PLC(a)	35,348	1,233,887
WPP PLC	203,632	2,538,245
		389,026,711
United States — 0.1%
Bausch Health Cos Inc.(a)	56,520	1,073,953
QIAGEN NV(a)	40,914	1,886,834
		2,960,787

Total Common Stocks — 98.4%
(Cost: $4,132,337,076)		4,106,456,769

Preferred Stocks

Brazil — 0.4%
Alpargatas SA, Preference Shares, NVS	42,009	166,542
Banco Bradesco SA, Preference Shares, NVS	989,327	3,597,952
Braskem SA, Class A, Preference Shares, NVS	34,792	283,040
Centrais Eletricas Brasileiras SA, Class B, Preference Shares, NVS	115,630	939,036
Cia. Energetica de Minas Gerais, Preference Shares, NVS	236,385	701,416
Gerdau SA, Preference Shares, NVS	207,094	1,171,618
Itau Unibanco Holding SA, Preference Shares, NVS	807,331	3,897,894
Itausa SA, Preference Shares, NVS	781,031	1,454,969
Petroleo Brasileiro SA, Preference Shares, NVS	801,695	4,910,107
		17,122,574
Chile — 0.0%
Sociedad Quimica y Minera de Chile SA, Class B, Preference Shares	25,609	1,900,945

Colombia — 0.0%
Bancolombia SA, Preference Shares, NVS	105,506	1,023,606

Germany — 0.3%
Bayerische Motoren Werke AG, Preference Shares, NVS	10,064	741,400
Fuchs Petrolub SE, Preference Shares, NVS	13,537	426,974
Henkel AG & Co. KGaA, Preference Shares, NVS	30,751	1,974,562
Porsche Automobil Holding SE, Preference Shares, NVS	28,000	2,309,437
Sartorius AG, Preference Shares, NVS	4,628	1,735,174
Volkswagen AG, Preference Shares, NVS	32,464	5,027,583
		12,215,130
Russia — 0.0%
Surgutneftegas PJSC, Preference Shares, NVS(d)	1,151,800	161

South Korea — 0.2%
Hyundai Motor Co.
Preference Shares, NVS	4,355	323,185

Schedule of Investments (unaudited) (continued)	iShares® MSCI ACWI ex U.S. ETF
April 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

South Korea (continued)
Series 2, Preference Shares, NVS	6,719	$502,915
LG Chem Ltd., Preference Shares, NVS	1,211	238,871
LG Household & Health Care Ltd., Preference Shares, NVS	309	121,616
Samsung Electronics Co. Ltd., Preference Shares, NVS	141,335	6,626,299
		7,812,886

Total Preferred Stocks — 0.9%
(Cost: $34,897,612)		40,075,302

Short-Term Investments

Money Market Funds — 0.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.38%(f)(g)(h)	30,410,380	30,410,380
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.34%(f)(g)	4,430,000	4,430,000
		34,840,380

Total Short-Term Investments — 0.9%
(Cost: $34,830,597)		34,840,380

Total Investments in Securities — 100.2%
(Cost: $4,202,065,285)		4,181,372,451

Other Assets, Less Liabilities — (0.2)%		(7,056,994)

Net Assets — 100.0%		$4,174,315,457

(a)	Non-income producing security.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	All or a portion of this security is on loan.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/21	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/22	Shares Held at 04/30/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$20,141,919	$10,285,226	(a)	$—		$(12,321)	$(4,444)	$30,410,380	30,410,380	$299,041	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	4,700,000	—		(270,000	)(a)	—	—	4,430,000	4,430,000	1,966		—
						$(12,321)	$(4,444)	$34,840,380		$301,007		$—
(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI EAFE Index	163	06/17/22	$16,272	$(835,197)

Schedule of Investments (unaudited) (continued)	iShares® MSCI ACWI ex U.S. ETF
April 30, 2022

Futures Contracts (continued)

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
MSCI Emerging Markets Index	135	06/17/22	$7,138	$(275,761)
				$(1,110,958)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$534,095,520	$3,571,899,500	$461,749	$4,106,456,769
Preferred Stocks	20,047,125	20,028,016	161	40,075,302
Money Market Funds	34,840,380	—	—	34,840,380
	$588,983,025	$3,591,927,516	$461,910	$4,181,372,451
Derivative financial instruments(a)
Liabilities
Futures Contracts	$(1,110,958)	$—	$—	$(1,110,958)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviations - Equity

ADR	American Depositary Receipt	NVS	Non-Voting Shares
CPO	Certificates of Participation (Ordinary)	PJSC	Public Joint Stock Company
GDR	Global Depositary Receipt	REIT	Real Estate Investment Trust
JSC	Joint Stock Company
NVDR	Non-Voting Depositary Receipt